[FRONT COVER]
[EATON VANCE LOGO]                                [GRAPHIC OF EDUCATION SIGN]

Annual Report March 31, 2002

[GRAPHIC OF HIGHWAY]           EATON VANCE                         California
                                 LIMITED                              Florida
                                MATURITY                        Massachusetts
                               MUNICIPALS                          New Jersey
                                  FUNDS                              New York
                                                                         Ohio
                                                                 Pennsylvania

[GRAPHIC OF BRIDGE]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

As a major financing mechanism for local and state public initiatives, the municipal bond market is among the most complex areas of the fixed-income investment universe. More than 50,000 state and local entities issue municipal securities, with 1.5 million separate bond issues outstanding. Not surprisingly, given the complexity and diversity of this market, professional trading expertise provides a distinct advantage to mutual fund investors. As part of our continuing series, we thought it might be helpful to discuss some of the trading fundamentals within this dynamic market.

THE MUNICIPAL BOND MARKET:
A $1.5 TRILLION OVER-THE-COUNTER
FINANCIAL MARKETPLACE...

Unlike the stock market, which features exchanges that oversee trading in specific stocks, the $1.5 trillion municipal bond market is traded entirely over-the-counter. The primary market presents opportunities in new issues brought to market by underwriters. Typically, the underwriters will indicate a date on which the bonds will be priced in line with prevailing interest rates. This notice gives institutional investors time to study the issue as to its suitability for their needs, while giving the underwriters a fairly accurate indication of interest from the investment community.

The secondary market features trading in already-outstanding issues. While many bonds are actively traded, others trade infrequently. This naturally places a premium on strong research capabilities, with a clear line of communication between the research and trading areas. Under SEC disclosure rules, bond issuers must list financial information and data in the Official Statement of the primary offering and update that information annually, as well as provide ongoing notice of material events. These regulations were designed to improve the availability of information, increasing market transparency and benefiting all municipal investors. A strong research effort keeps the trading desk up-to-date for any changes in a bond issuer's fundamentals.

BOND PRICES AND YIELDS ARE INFLUENCED
BY MANY FUNDAMENTAL AND TECHNICAL
FACTORS...

Bond prices and yields are based on a variety of important criteria, incorporating interest rate levels. Key considerations used to evaluate bond prices include:

         - Coupon;
         - Maturity;
         - Call provisions;
         - Trading characteristics of similar,
           bellwether bonds;
         - Supply and demand for the bond;
         - Creditworthiness of the issuer;
         - Frequency of bond issuance by issuer; and
         - Trading volume of the issue.

By examining these characteristics and comparing a prospective bond with bellwether issues, a trader can fairly ascertain at what level an issue is reasonably priced.

EXPERIENCE, SUPPORT AND MARKET
PRESENCE CAN PROVIDE AN ADVANTAGE...

At Eaton Vance, we have been prominent participants in the municipal market and have developed a broad trading expertise, as well as a wealth of market contacts. For example, Eaton Vance has three traders dedicated solely to the municipal market and backed by a full support staff and a complete range of research capabilities necessary to meet any market challenge.

The tax-exempt market has historically been a primary engine of public works and economic development. We remain confident that the future will present additional opportunities and believe that our trading and research commitments demonstrate our faith in this exciting market.

                             Sincerely,

                             /s/ Thomas J. Fetter
                             --------------------
                             Thomas J. Fetter
                             President
                             April 10, 2002

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MARKET RECAP

The U.S. economy, which faltered in the first half of 2001, was dealt a further blow by the tragic events of September 11. Weighed down by excess inventories, reduced business investment and demoralized consumers, the economy posted its highest unemployment rate in six years, with job losses especially high in the technology, telecom, manufacturing and retailing sectors. According to the National Bureau of Economic Research -- the agency responsible for dating economic cycles -- the economy was officially declared in a recession for the first time in a decade. However, the U.S. economy proved remarkably resilient as the year drew to a close, stunning investors and consumers alike with a surprisingly strong showing in the fourth quarter of 2001.

FOLLOWING A SHALLOW RECESSION, GROSS DOMESTIC
PRODUCT REBOUNDED IN THE FOURTH QUARTER OF 2001...

The recession proved to be both shallow and of short duration. While third quarter Gross Domestic Product contracted 1.3%, the first such quarterly decline since 1991, the Commerce Department's final figures showed that fourth quarter GDP registered a 1.7% rise, as rebuilding efforts, sales incentives and a restocking of inventories suggested that the recovery was in its early stages.

IN RESPONSE TO A STRONGER ECONOMY, THE FEDERAL
RESERVE ENDS ITS INTEREST RATE CUTS ...

In an effort to stimulate the economy, the Federal Reserve aggressively lowered short-term interest rates in 2001. The Fed lowered its benchmark Federal Funds rate -- a key short-term interest rate barometer -- on 11 occasions for a total of 475 basis points (4.75%). The rate cuts generated a strong rally in the municipal market in the first half of the 2001.

However, with mounting evidence that a recovery was imminent, the Federal Reserve signaled late in 2001 that it had completed its current cycle of rate cuts. At its March 2002 Open Market Committee meeting, the Fed indicated that its next interest rate move would likely be to raise rates. Not surprisingly, as the economic horizon improved and the interest rate picture changed, the municipal bond market gave back some of its 2001 gains. The Lehman Brothers 7-Year Municipal Bond Index -- a broad-based, unmanaged index of municipal bonds -- posted a total return of 3.81% for the year ended March 31, 2002.*

[REPRESENTATION OF BAR GRAPHIC]

---------------------------------------------------------------------

INTERMEDIATE-TERM MUNICIPAL BONDS YIELD 84% OF TREASURY YIELDS

-------------------------------            ------------------------
            4.03%                                  6.56%
-------------------------------            ------------------------
5 YEAR AAA-RATED                           TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATIONS [GO] BONDS*            IN 38.6% TAX-BRACKET

-------------------------------
           4.80%
-------------------------------
5-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT

*G0 YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELDS. STATISTICS AS OF MARCH 31, 2002.

FUND PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG L.P.

----------------------------------------------------------------------

THE NEAR-TERM INFLATION OUTLOOK REMAINS TAME,
A FAVORABLE SIGN FOR THE BOND MARKET...

While the economic recovery is in its early stages, we believe the outlook for the bond market remains favorable. For several reasons, inflation does not appear a significant threat. First, technology has kept productivity strong through this business cycle. Second, the modest dimensions of the recession suggest a gradual recovery. Third, wage pressures -- a traditional harbinger of inflation -- have been suppressed by the high unemployment rate. And finally, excess global capacity, including U.S. capacity, is likely to keep a cap on prices.

Given the modest inflation outlook, real (inflation-adjusted) long-term municipal yields are unusually high, a situation that bodes well for the tax-exempt market. We, therefore, believe that municipal bonds will continue to represent an attractive investment vehicle for tax-conscious investors in 2002.

*It is not possible to invest directly in an Index.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

The Economy

- The California economy navigated the recession better than most states, boosted by southern California's strong activity and by an easing of the state's energy crisis. A pick-up in computer and semiconductor demand in recent months suggested a more widespread recovery on the horizon. The state's March 2002 jobless rate was 6.4%, up from 4.8% a year ago.

- Escrowed bonds were once again the Portfolio's largest sector weighting at March 31, 2002. Pre-refunded and backed by Treasury bonds, escrowed issues provide above-average coupons, are deemed very high quality and are especially valued by investors in a poor credit environment.

- Special tax revenue bonds constituted a significant investment for the Portfolio. These issues provided California communities a way to finance a wide variety of public initiatives demanded by the state's rapid growth, including utilities, water and sewer projects and transportation projects.

- Insured* general obligations were a major investment for the Portfolio, providing a high quality investment in an uncertain climate. The Portfolio's investments were focused on school district bonds, which enjoyed fairly stable revenues, an attractive characteristic in a weak economy.

- Management continued its efforts to adjust coupons and call features as part of an ongoing commitment to protect against untimely calls and improve the overall structure of the Portfolio.

The Fund

- During the year ended March 31, 2002, the Fund's Class A and Class B shares had total returns of 2.65% and 1.64%, respectively.(1) These returns resulted from a decrease in net asset value (NAV) per share to $10.10 for Class A and $10.07 for Class B on March 31, 2002 from $10.26 on March 31, 2001, and the reinvestment of $0.430 and $0.358 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $10.10 per share for Class A and $10.07 for Class B, the Fund's distribution rates were 4.16% and 3.43%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.47% and 6.16%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2002 were 3.38% and 2.71%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.07% and 4.87%, respectively.(4)

Rating Distribution(6)

[REPRESENTATIVE OF PIE CHART]

AAA         70.6%
A            1.4%
BBB          6.9%
BB           1.0%
NON-RATED   20.1%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 44.31% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(7)                                         CLASS A       CLASS B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                                2.65%         1.64%
Five Years                                              4.79          3.99
Life of Fund+                                           4.80          4.18

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                                0.31%        -1.31%
Five Years                                              4.32          3.99
Life of Fund+                                           4.38          4.18

+Inception date: Class A: 6/27/96; Class B: 5/29/92

[REPRESENTATION OF LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992 - MARCH 31, 2002

                   CALIFORNIA LIMITED MATURITY FUND - CLASS B
                               Inception: 5/29/92

--------------------------------------------------------------------------
                   FUND              FUND                 LEHMAN 7
                 VALUE AT         VALUE WITH           YEAR MUNI BOND
    DATE           NAV          SALES CHARGE               INDEX
--------------------------------------------------------------------------
  5/31/1992       10,000            N/A                    10,000
  6/30/1992       10,050                                   10,159
  7/31/1992       10,401                                   10,462
  8/31/1992       10,228                                   10,354
  9/30/1992       10,280                                   10,438
 10/31/1992       10,142                                   10,368
 11/30/1992       10,363                                   10,522
 12/31/1992       10,448                                   10,608
  1/31/1993       10,566                                   10,763
  2/28/1993       10,914                                   11,093
  3/31/1993       10,767                                   10,947
  4/30/1993       10,864                                   11,015
  5/31/1993       10,911                                   11,048
  6/30/1993       11,037                                   11,250
  7/31/1993       11,059                                   11,252
  8/31/1993       11,232                                   11,451
  9/30/1993       11,327                                   11,577
 10/31/1993       11,337                                   11,607
 11/30/1993       11,252                                   11,505
 12/31/1993       11,419                                   11,716
  1/31/1994       11,530                                   11,840
  2/28/1994       11,299                                   11,583
  3/31/1994       10,967                                   11,274
  4/30/1994       11,012                                   11,356
  5/31/1994       11,075                                   11,413
  6/30/1994       11,028                                   11,392
  7/31/1994       11,169                                   11,553
  8/31/1994       11,179                                   11,613
  9/30/1994       11,066                                   11,502
 10/31/1994       10,943                                   11,387
 11/30/1994       10,771                                   11,221
 12/31/1994       10,860                                   11,391
  1/31/1995       11,057                                   11,604
  2/28/1995       11,286                                   11,866
  3/31/1995       11,354                                   11,989
  4/30/1995       11,360                                   12,021
  5/31/1995       11,589                                   12,341
  6/30/1995       11,523                                   12,330
  7/31/1995       11,643                                   12,487
  8/31/1995       11,725                                   12,634
  9/30/1995       11,774                                   12,683
 10/31/1995       11,871                                   12,793
 11/30/1995       11,978                                   12,934
 12/31/1995       12,039                                   13,003
  1/31/1996       12,125                                   13,129
  2/29/1996       12,081                                   13,084
  3/31/1996       11,952                                   12,956
  4/30/1996       11,932                                   12,932
  5/31/1996       11,910                                   12,913
  6/30/1996       11,965                                   13,012
  7/31/1996       12,037                                   13,120
  8/31/1996       12,029                                   13,127
  9/30/1996       12,143                                   13,246
 10/31/1996       12,218                                   13,388
 11/30/1996       12,441                                   13,612
 12/31/1996       12,349                                   13,570
  1/31/1997       12,352                                   13,619
  2/28/1997       12,446                                   13,732
  3/31/1997       12,310                                   13,554
  4/30/1997       12,374                                   13,624
  5/31/1997       12,538                                   13,795
  6/30/1997       12,618                                   13,927
  7/31/1997       12,895                                   14,249
  8/31/1997       12,762                                   14,149
  9/30/1997       12,880                                   14,298
 10/31/1997       12,883                                   14,383
 11/30/1997       12,941                                   14,434
 12/31/1997       13,132                                   14,610
  1/31/1998       13,238                                   14,763
  2/28/1998       13,245                                   14,777
  3/31/1998       13,245                                   14,777
  4/30/1998       13,145                                   14,691
  5/31/1998       13,328                                   14,908
  6/30/1998       13,345                                   14,949
  7/31/1998       13,361                                   14,999
  8/31/1998       13,551                                   15,227
  9/30/1998       13,748                                   15,423
 10/31/1998       13,686                                   15,445
 11/30/1998       13,729                                   15,487
 12/31/1998       13,729                                   15,520
  1/31/1999       13,878                                   15,747
  2/28/1999       13,789                                   15,657
  3/31/1999       13,774                                   15,652
  4/30/1999       13,803                                   15,689
  5/31/1999       13,689                                   15,611
  6/30/1999       13,436                                   15,386
  7/31/1999       13,451                                   15,490
  8/31/1999       13,282                                   15,455
  9/30/1999       13,324                                   15,512
 10/31/1999       13,040                                   15,446
 11/30/1999       13,207                                   15,559
 12/31/1999       13,070                                   15,498
  1/31/2000       12,939                                   15,460
  2/29/2000       13,116                                   15,523
  3/31/2000       13,418                                   15,743
  4/30/2000       13,312                                   15,684
  5/31/2000       13,213                                   15,649
  6/30/2000       13,591                                   15,999
  7/31/2000       13,790                                   16,201
  8/31/2000       14,069                                   16,412
  9/30/2000       13,987                                   16,362
 10/31/2000       14,130                                   16,501
 11/30/2000       14,187                                   16,578
 12/31/2000       14,528                                   16,903
  1/31/2001       14,602                                   17,191
  2/28/2001       14,631                                   17,203
  3/31/2001       14,729                                   17,341
  4/30/2001       14,488                                   17,185
  5/31/2001       14,646                                   17,381
  6/30/2001       14,734                                   17,467
  7/31/2001       14,896                                   17,685
  8/31/2001       15,231                                   17,952
  9/30/2001       15,178                                   17,947
 10/31/2001       15,290                                   18,128
 11/30/2001       15,143                                   17,926
 12/31/2001       14,982                                   17,779
  1/31/2002       15,185                                   18,115
  2/28/2002       15,361                                   18,353
  3/31/2002       14,970                                   17,951

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $13,097 on March 31, 2002; $12,802, including maximum 2.25% sales charge.

Federal income tax information on distributions. For federal income tax purposes, 98.36% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

The Economy

- Florida's service economy suffered in 2001, as tourism was slowed by the September 11 attacks. In recent months, however, with consumer confidence on the mend and the national economy firming, travel has increased, suggesting an incipient economic recovery. The state's jobless rate was 5.2% in March 2002, up from 4.1% a year ago.

- The Portfolio's largest sector weightings were in essential services bonds, which typically display recession-resistant characteristics. Insured* water and sewer bonds represented a high-quality investment and provided financing for Florida's fast-growing infrastructure needs.

- Insured* general obligations were a major focus of the Portfolio, providing a high-quality investment in an uncertain climate. The Portfolio's investments included county issues, as well as local school districts and port facilities.

- Management remained very selective within the industrial development revenue
  (IDR) sector. The Portfolio's IDR investments included a St. John's County issue that financed construction of the Professional Golf Hall of Fame, a popular tourist attraction in St. Augustine.

- Management continued its efforts to adjust coupons and call features as part of an ongoing commitment to protect against untimely calls and improve the overall structure of the Portfolio.

The Fund

- During the year ended March 31, 2002, the Fund's Class A, Class B and Class C shares had total returns of 3.71%, 2.98% and 2.93%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $10.05 on March 31, 2002 from $10.13 on March 31, 2001, and the reinvestment of $0.452 and $0.380 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.49 from $9.57, and the reinvestment of $0.360 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $10.05 per share for Class A and Class B and $9.49 for Class C, the Fund's distribution rates were 4.48%, 3.78% and 3.79%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.30%, 6.16% and 6.17%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2002 were 3.57%, 2.88% and 2.89%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 5.81%, 4.69% and 4.71%, respectively.(4)

Rating Distribution(6)

[REPRESENTATION OF PIE CHART]

AAA           63.0%
AA            16.6%
A              4.9%
BBB            3.7%
NON-RATED     11.8%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2)A portion of the Fund's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 38.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(7)                                     CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            3.71%      2.98%      2.93%
Five Years                                          4.73       3.97       3.92
Life of Fund+                                       4.57       4.16       3.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            1.41%      0.01%      1.94%
Five Years                                          4.26       3.97       3.92
Life of Fund+                                       4.17       4.16       3.22

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

[REPRESENTATION OF A LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992 - MARCH 31, 2002

                     FLORIDA LIMITED MATURITY FUND - CLASS B
                               Inception: 5/29/92

---------------------------------------------------------------------------------
                          FUND              FUND                  LEHMAN 7
                        VALUE AT         VALUE WITH            YEAR MUNI BOND
            DATE          NAV           SALES CHARGE                INDEX
---------------------------------------------------------------------------------
         5/31/1992       10,000             N/A                     10,000
         6/30/1992       10,020                                     10,159
         7/31/1992       10,334                                     10,462
         8/31/1992       10,202                                     10,354
         9/30/1992       10,265                                     10,438
        10/31/1992       10,147                                     10,368
        11/30/1992       10,369                                     10,522
        12/31/1992       10,454                                     10,608
         1/31/1993       10,572                                     10,763
         2/28/1993       10,951                                     11,093
         3/31/1993       10,794                                     10,947
         4/30/1993       10,881                                     11,015
         5/31/1993       10,928                                     11,048
         6/30/1993       11,054                                     11,250
         7/31/1993       11,065                                     11,252
         8/31/1993       11,226                                     11,451
         9/30/1993       11,332                                     11,577
        10/31/1993       11,352                                     11,607
        11/30/1993       11,256                                     11,505
        12/31/1993       11,492                                     11,716
         1/31/1994       11,593                                     11,840
         2/28/1994       11,351                                     11,583
         3/31/1994       10,975                                     11,274
         4/30/1994       11,075                                     11,356
         5/31/1994       11,148                                     11,413
         6/30/1994       11,101                                     11,392
         7/31/1994       11,253                                     11,553
         8/31/1994       11,264                                     11,613
         9/30/1994       11,162                                     11,502
        10/31/1994       11,039                                     11,387
        11/30/1994       10,890                                     11,221
        12/31/1994       11,029                                     11,391
         1/31/1995       11,226                                     11,604
         2/28/1995       11,433                                     11,866
         3/31/1995       11,501                                     11,989
         4/30/1995       11,506                                     12,021
         5/31/1995       11,723                                     12,341
         6/30/1995       11,715                                     12,330
         7/31/1995       11,835                                     12,487
         8/31/1995       11,940                                     12,634
         9/30/1995       11,967                                     12,683
        10/31/1995       12,051                                     12,793
        11/30/1995       12,136                                     12,934
        12/31/1995       12,208                                     13,003
         1/31/1996       12,282                                     13,129
         2/29/1996       12,203                                     13,084
         3/31/1996       12,050                                     12,956
         4/30/1996       12,018                                     12,932
         5/31/1996       11,984                                     12,913
         6/30/1996       12,039                                     13,012
         7/31/1996       12,111                                     13,120
         8/31/1996       12,115                                     13,127
         9/30/1996       12,218                                     13,246
        10/31/1996       12,280                                     13,388
        11/30/1996       12,479                                     13,612
        12/31/1996       12,398                                     13,570
         1/31/1997       12,365                                     13,619
         2/28/1997       12,459                                     13,732
         3/31/1997       12,297                                     13,554
         4/30/1997       12,385                                     13,624
         5/31/1997       12,535                                     13,795
         6/30/1997       12,614                                     13,927
         7/31/1997       12,827                                     14,249
         8/31/1997       12,694                                     14,149
         9/30/1997       12,785                                     14,298
        10/31/1997       12,838                                     14,383
        11/30/1997       12,895                                     14,434
        12/31/1997       13,034                                     14,610
         1/31/1998       13,164                                     14,763
         2/28/1998       13,170                                     14,777
         3/31/1998       13,168                                     14,777
         4/30/1998       13,106                                     14,691
         5/31/1998       13,263                                     14,908
         6/30/1998       13,279                                     14,949
         7/31/1998       13,307                                     14,999
         8/31/1998       13,481                                     15,227
         9/30/1998       13,612                                     15,423
        10/31/1998       13,562                                     15,445
        11/30/1998       13,592                                     15,487
        12/31/1998       13,631                                     15,520
         1/31/1999       13,752                                     15,747
         2/28/1999       13,663                                     15,657
         3/31/1999       13,634                                     15,652
         4/30/1999       13,663                                     15,689
         5/31/1999       13,574                                     15,611
         6/30/1999       13,387                                     15,386
         7/31/1999       13,401                                     15,490
         8/31/1999       13,285                                     15,455
         9/30/1999       13,232                                     15,512
        10/31/1999       13,085                                     15,446
        11/30/1999       13,209                                     15,559
        12/31/1999       13,114                                     15,498
         1/31/2000       12,970                                     15,460
         2/29/2000       13,105                                     15,523
         3/31/2000       13,338                                     15,743
         4/30/2000       13,273                                     15,684
         5/31/2000       13,174                                     15,649
         6/30/2000       13,482                                     15,999
         7/31/2000       13,624                                     16,201
         8/31/2000       13,805                                     16,412
         9/30/2000       13,737                                     16,362
        10/31/2000       13,894                                     16,501
        11/30/2000       13,951                                     16,578
        12/31/2000       14,234                                     16,903
         1/31/2001       14,337                                     17,191
         2/28/2001       14,380                                     17,203
         3/31/2001       14,506                                     17,341
         4/30/2001       14,395                                     17,185
         5/31/2001       14,509                                     17,381
         6/30/2001       14,597                                     17,467
         7/31/2001       14,759                                     17,685
         8/31/2001       14,965                                     17,952
         9/30/2001       14,945                                     17,947
        10/31/2001       15,016                                     18,128
        11/30/2001       14,903                                     17,926
        12/31/2001       14,834                                     17,779
         1/31/2002       14,997                                     18,115
         2/28/2002       15,177                                     18,353
         3/31/2002       14,939                                     17,951

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,939 on March 31, 2002; $12,650, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $13,016 on March 31, 2002.

Federal income tax information on distributions. For federal income tax purposes, 99.11% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- While Massachusetts job growth slackened in 2001, recent trends have suggested improving business conditions. Biotechnology continued its strong growth, while the outlook for software and technology has improved somewhat. The state's March 2002 unemployment rate was 4.4%, well above the 3.1% rate of a year ago.

- Escrowed bonds represented the Portfolio's largest sector commitment at March 31, 2002. Because the bonds are pre-refunded and backed by Treasuries, they are considered very high quality and, therefore, performed very well in a declining interest rate environment. In addition, escrowed bonds typically carry above-average coupons.

- Education bonds were characteristically attractive in a slow economy, as they tend to be less affected by economic cycles. Portfolio investments included issues for such institutions as Babson College, Boston College and Wentworth Institute of Technology.

- Insured* general obligations were a major sector weighting for the Portfolio. The bonds constituted a high-quality investment in a weak economy. In addition, the insured issues allowed the Portfolio to participate more in the market rally generated early in the fiscal year.

- Amid the dramatic decline in interest rates, management continued to adjust coupon structure and upgrade call characteristics. Coupon structure and call features can have a significant influence on the Portfolio's performance.

The Fund

- During the year ended March 31, 2002, the Fund's Class A, Class B and Class
  C shares had total returns of 3.17% 2.27% and 2.40%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value
  (NAV) per share to $9.98 and $9.97, respectively, on March 31, 2002 from $10.11 on March 31, 2001, and the reinvestment of $0.449 and $0.369 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease to $9.56 from $9.68, and the reinvestment of $0.354 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $9.98 per share for Class A, $9.97 for Class B and $9.56 for Class C, the Fund's distribution rates were 4.51%, 3.71% and 3.71%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.76%, 6.38% and 6.38%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2002 were 3.58%, 2.91% and 2.91%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.16%, 5.00% and 5.00%,(4) respectively.

Rating Distribution(6)

[REPRESENTATION OF PIE CHART]

AAA            44.7%
AA             17.5%
A              12.9%
BBB            17.2%
BB              0.8%
NON-RATED       6.9%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2)A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 41.85% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(7)                                     CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------------
One Year                                            3.17%        2.27%        2.40%
Five Years                                          4.54         3.72         3.75
Life of Fund+                                       4.57         4.06         3.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------------
One Year                                           0.88%        -0.69%        1.42%
Five Years                                         4.06          3.72         3.75
Life of Fund+                                      4.16          4.06         3.32

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

[REPRESETNATION OF LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992 - MARCH 31, 2002

                  MASSACHUSETTS LIMITED MATURITY FUND - CLASS B
                               Inception: 6/1/92

---------------------------------------------------------------------------------
                          FUND              FUND                  LEHMAN (7)
                        VALUE AT         VALUE WITH            YEAR MUNI BOND
           DATE            NAV          SALES CHARGE                INDEX
---------------------------------------------------------------------------------
         6/30/1992       10,000             N/A                     10,000
         7/31/1992       10,278                                     10,298
         8/31/1992       10,136                                     10,192
         9/30/1992       10,178                                     10,275
        10/31/1992       10,070                                     10,205
        11/30/1992       10,270                                     10,358
        12/31/1992       10,355                                     10,442
         1/31/1993       10,462                                     10,595
         2/28/1993       10,798                                     10,919
         3/31/1993       10,652                                     10,776
         4/30/1993       10,739                                     10,843
         5/31/1993       10,786                                     10,875
         6/30/1993       10,900                                     11,074
         7/31/1993       10,911                                     11,076
         8/31/1993       11,094                                     11,272
         9/30/1993       11,180                                     11,396
        10/31/1993       11,201                                     11,425
        11/30/1993       11,117                                     11,325
        12/31/1993       11,300                                     11,533
         1/31/1994       11,399                                     11,655
         2/28/1994       11,180                                     11,402
         3/31/1994       10,838                                     11,098
         4/30/1994       10,917                                     11,179
         5/31/1994       10,979                                     11,234
         6/30/1994       10,933                                     11,214
         7/31/1994       11,085                                     11,372
         8/31/1994       11,107                                     11,432
         9/30/1994       10,995                                     11,322
        10/31/1994       10,884                                     11,209
        11/30/1994       10,746                                     11,045
        12/31/1994       10,903                                     11,213
         1/31/1995       11,077                                     11,423
         2/28/1995       11,295                                     11,680
         3/31/1995       11,363                                     11,802
         4/30/1995       11,369                                     11,833
         5/31/1995       11,575                                     12,148
         6/30/1995       11,533                                     12,137
         7/31/1995       11,641                                     12,292
         8/31/1995       11,747                                     12,437
         9/30/1995       11,795                                     12,484
        10/31/1995       11,878                                     12,593
        11/30/1995       11,996                                     12,732
        12/31/1995       12,043                                     12,799
         1/31/1996       12,116                                     12,923
         2/29/1996       12,058                                     12,879
         3/31/1996       11,940                                     12,753
         4/30/1996       11,883                                     12,730
         5/31/1996       11,860                                     12,711
         6/30/1996       11,925                                     12,809
         7/31/1996       11,996                                     12,915
         8/31/1996       11,999                                     12,922
         9/30/1996       12,111                                     13,039
        10/31/1996       12,208                                     13,179
        11/30/1996       12,380                                     13,399
        12/31/1996       12,298                                     13,358
         1/31/1997       12,300                                     13,406
         2/28/1997       12,405                                     13,517
         3/31/1997       12,268                                     13,342
         4/30/1997       12,354                                     13,411
         5/31/1997       12,504                                     13,579
         6/30/1997       12,595                                     13,709
         7/31/1997       12,794                                     14,027
         8/31/1997       12,722                                     13,927
         9/30/1997       12,800                                     14,075
        10/31/1997       12,815                                     14,158
        11/30/1997       12,883                                     14,208
        12/31/1997       13,059                                     14,382
         1/31/1998       13,150                                     14,533
         2/28/1998       13,169                                     14,546
         3/31/1998       13,166                                     14,546
         4/30/1998       13,079                                     14,462
         5/31/1998       13,259                                     14,674
         6/30/1998       13,262                                     14,716
         7/31/1998       13,276                                     14,765
         8/31/1998       13,462                                     14,989
         9/30/1998       13,618                                     15,182
        10/31/1998       13,567                                     15,204
        11/30/1998       13,572                                     15,245
        12/31/1998       13,637                                     15,277
         1/31/1999       13,771                                     15,500
         2/28/1999       13,670                                     15,413
         3/31/1999       13,641                                     15,407
         4/30/1999       13,683                                     15,444
         5/31/1999       13,593                                     15,367
         6/30/1999       13,379                                     15,145
         7/31/1999       13,419                                     15,247
         8/31/1999       13,275                                     15,214
         9/30/1999       13,222                                     15,269
        10/31/1999       13,060                                     15,205
        11/30/1999       13,170                                     15,316
        12/31/1999       13,075                                     15,255
         1/31/2000       12,944                                     15,218
         2/29/2000       13,065                                     15,280
         3/31/2000       13,283                                     15,497
         4/30/2000       13,232                                     15,439
         5/31/2000       13,133                                     15,405
         6/30/2000       13,411                                     15,749
         7/31/2000       13,581                                     15,948
         8/31/2000       13,732                                     16,156
         9/30/2000       13,692                                     16,106
        10/31/2000       13,806                                     16,243
        11/30/2000       13,876                                     16,319
        12/31/2000       14,144                                     16,639
         1/31/2001       14,246                                     16,922
         2/28/2001       14,303                                     16,934
         3/31/2001       14,400                                     17,070
         4/30/2001       14,246                                     16,916
         5/31/2001       14,402                                     17,110
         6/30/2001       14,504                                     17,194
         7/31/2001       14,679                                     17,409
         8/31/2001       14,882                                     17,671
         9/30/2001       14,859                                     17,666
        10/31/2001       14,971                                     17,844
        11/30/2001       14,842                                     17,645
        12/31/2001       14,714                                     17,501
         1/31/2002       14,830                                     17,832
         2/28/2002       15,009                                     18,066
         3/31/2002       14,726                                     17,670

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,936 on March 31, 2002; $12,644, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $13,116 on March 31, 2002.

Federal income tax information on distributions. For federal income tax purposes, 99.35% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- New Jersey's service sector, a major source of job creation in recent years, lost some momentum in the past year's recession. The construction sector, however, remained strong, with payrolls at their highest level in more than a decade. The state's March 2002 jobless rate was 5.5%, slightly above the 3.8% rate of a year ago.

- Insured* general obligations and general obligations were the Portfolio's largest sector weightings at March 31, 2002, providing a high-quality investment in a tepid economy. The Portfolio's investments were focused primarily on school district and local board of education issues, which typically have stable revenues, a characteristic valued by investors in an uncertain economy.

- In a challenging health care climate, management remained very selective with respect to the hospital sector, continuing to focus on insured* hospital issues and well-positioned institutions in niche markets.

- In a slow economy, the Portfolio maintained a diversified exposure within the industrial development revenue (IDR) sector. The Portfolio's IDR investments included bonds for pollution control, transportation, finance and educational projects.

- With interest rates declining sharply, management took advantage of strong demand among retail investors to adjust coupon structure, while upgrading the quality of the Portfolio. Management also continued to focus on bonds that have superior call protection. In a lower interest rate climate, call protection is likely to prove increasingly important to performance.

The Fund

- During the year ended March 31, 2002, the Fund's Class A and Class B shares had total returns of 2.82% and 1.92%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $10.00 and $9.99, respectively, on March 31, 2002 from $10.18 on March 31, 2001, and the reinvestment of $0.464 and $0.384 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $10.00 per share for Class A and $9.99 for Class B, the Fund's distribution rates were 4.60% and 3.80%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.00% and 6.61%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2002 were 3.44% and 2.76%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.98% and 4.80%, respectively.(4)

Rating Distribution(6)

[REPRESENTATION OF PIE CHART]

AAA         60.1%
AA          15.4%
A            8.8%
BBB          6.9%
BB           2.2%
B            0.8%
NON-RATED    5.8%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(7)                                       CLASS A     CLASS B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                              2.82%       1.92%
Five Years                                            4.52        3.71
Life of Fund+                                         4.67        3.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                              0.55%      -1.02%
Five Years                                            4.05        3.71
Life of Fund+                                         4.26        3.89

+Inception date: Class A: 6/27/96; Class B: 6/1/92

[REPRESENTATION OF LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30,1992 - MARCH 31, 2002

              NEW JERSEY LIMITED MATURITY MUNICIPALS FUND - CLASS B
                               Inception: 6/1/92

---------------------------------------------------------------------------------
                          FUND              FUND                  LEHMAN 7
                        VALUE AT         VALUE WITH            YEAR MUNI BOND
           DATE            NAV          SALES CHARGE                INDEX
---------------------------------------------------------------------------------
         6/30/1992       10,000             N/A                     10,000
         7/31/1992       10,358                                     10,298
         8/31/1992       10,215                                     10,192
         9/30/1992       10,257                                     10,275
        10/31/1992       10,118                                     10,205
        11/30/1992       10,328                                     10,358
        12/31/1992       10,422                                     10,442
         1/31/1993       10,540                                     10,595
         2/28/1993       10,896                                     10,919
         3/31/1993       10,739                                     10,776
         4/30/1993       10,825                                     10,843
         5/31/1993       10,871                                     10,875
         6/30/1993       11,006                                     11,074
         7/31/1993       11,016                                     11,076
         8/31/1993       11,167                                     11,272
         9/30/1993       11,250                                     11,396
        10/31/1993       11,249                                     11,425
        11/30/1993       11,174                                     11,325
        12/31/1993       11,345                                     11,533
         1/31/1994       11,455                                     11,655
         2/28/1994       11,225                                     11,402
         3/31/1994       10,894                                     11,098
         4/30/1994       10,971                                     11,179
         5/31/1994       11,033                                     11,234
         6/30/1994       10,986                                     11,214
         7/31/1994       11,115                                     11,372
         8/31/1994       11,136                                     11,432
         9/30/1994       11,045                                     11,322
        10/31/1994       10,922                                     11,209
        11/30/1994       10,773                                     11,045
        12/31/1994       10,941                                     11,213
         1/31/1995       11,125                                     11,423
         2/28/1995       11,308                                     11,680
         3/31/1995       11,387                                     11,802
         4/30/1995       11,381                                     11,833
         5/31/1995       11,597                                     12,148
         6/30/1995       11,531                                     12,137
         7/31/1995       11,639                                     12,292
         8/31/1995       11,720                                     12,437
         9/30/1995       11,781                                     12,484
        10/31/1995       11,888                                     12,593
        11/30/1995       12,030                                     12,732
        12/31/1995       12,079                                     12,799
         1/31/1996       12,152                                     12,923
         2/29/1996       12,073                                     12,879
         3/31/1996       11,932                                     12,753
         4/30/1996       11,865                                     12,730
         5/31/1996       11,831                                     12,711
         6/30/1996       11,920                                     12,809
         7/31/1996       12,051                                     12,915
         8/31/1996       12,019                                     12,922
         9/30/1996       12,143                                     13,039
        10/31/1996       12,205                                     13,179
        11/30/1996       12,390                                     13,399
        12/31/1996       12,357                                     13,358
         1/31/1997       12,409                                     13,406
         2/28/1997       12,501                                     13,517
         3/31/1997       12,353                                     13,342
         4/30/1997       12,391                                     13,411
         5/31/1997       12,541                                     13,579
         6/30/1997       12,645                                     13,709
         7/31/1997       12,894                                     14,027
         8/31/1997       12,749                                     13,927
         9/30/1997       12,865                                     14,075
        10/31/1997       12,893                                     14,158
        11/30/1997       12,937                                     14,208
        12/31/1997       13,088                                     14,382
         1/31/1998       13,205                                     14,533
         2/28/1998       13,199                                     14,546
         3/31/1998       13,185                                     14,546
         4/30/1998       13,098                                     14,462
         5/31/1998       13,292                                     14,674
         6/30/1998       13,308                                     14,716
         7/31/1998       13,323                                     14,765
         8/31/1998       13,497                                     14,989
         9/30/1998       13,615                                     15,182
        10/31/1998       13,591                                     15,204
        11/30/1998       13,582                                     15,245
        12/31/1998       13,596                                     15,277
         1/31/1999       13,731                                     15,500
         2/28/1999       13,657                                     15,413
         3/31/1999       13,642                                     15,407
         4/30/1999       13,685                                     15,444
         5/31/1999       13,597                                     15,367
         6/30/1999       13,411                                     15,145
         7/31/1999       13,453                                     15,247
         8/31/1999       13,351                                     15,214
         9/30/1999       13,313                                     15,269
        10/31/1999       13,181                                     15,205
        11/30/1999       13,292                                     15,316
        12/31/1999       13,199                                     15,255
         1/31/2000       13,139                                     15,218
         2/29/2000       13,234                                     15,280
         3/31/2000       13,440                                     15,497
         4/30/2000       13,378                                     15,439
         5/31/2000       13,294                                     15,405
         6/30/2000       13,575                                     15,749
         7/31/2000       13,733                                     15,948
         8/31/2000       13,887                                     16,156
         9/30/2000       13,834                                     16,106
        10/31/2000       13,936                                     16,243
        11/30/2000       13,995                                     16,319
        12/31/2000       14,293                                     16,639
         1/31/2001       14,397                                     16,922
         2/28/2001       14,428                                     16,934
         3/31/2001       14,541                                     17,070
         4/30/2001       14,404                                     16,916
         5/31/2001       14,519                                     17,110
         6/30/2001       14,624                                     17,194
         7/31/2001       14,787                                     17,409
         8/31/2001       14,993                                     17,671
         9/30/2001       14,856                                     17,666
        10/31/2001       14,956                                     17,844
        11/30/2001       14,799                                     17,645
        12/31/2001       14,687                                     17,501
         1/31/2002       14,878                                     17,832
         2/28/2002       15,073                                     18,066
         3/31/2002       14,820                                     17,670

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $13,008 on March 31, 2002; $12,715 including maximum 2.25% sales charge.

Federal income tax information on distributions. For federal income tax purposes, 97.78% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- The recession of 2001 cost the New York economy jobs across all sectors, losses aggravated by the events of September 11. Even the financial service sector, which has been a primary engine of job growth in recent years, was characterized by selected layoffs. The state's March 2002 jobless rate was 5.9%, up from 4.3% a year ago.

- Hospital bonds were the Portfolio's largest sector weighting at March 31, 2002. In light of more onerous reimbursement policies, pressures have increased on hospitals to contain costs. The Portfolio focused on institutions with sound fundamentals that are likely to emerge as winners in an increasingly competitive industry.

- Lease revenue/certificates of participation represented a major emphasis of the Portfolio. The issues financed a wide variety of public projects within the state, including youth facilities, energy projects, highways and health services.

- Special tax revenue bonds were among the Portfolio's largest investments. These issues provide the state's municipalities an alternative method to finance the infrastructure, utilities and transportation projects for New York communities.

- Amid sharply lower interest rates, management updated coupon structure while continuing its efforts to upgrade the Portfolio's call protection. With low interest rates likely to prompt a series of refundings, call protection has became increasingly important for municipal investors.

The Fund

- During the year ended March 31, 2002, the Fund's Class A, Class B and Class
  C shares had total returns of 2.67%, 1.80% and 1.92%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $10.36 and $10.35, respectively, on March 31, 2002 from $10.55 on March 31, 2001, and the reinvestment of $0.470 and $0.389 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.84 from $10.01, and the reinvestment of $0.363 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $10.36 per share for Class A, $10.34 for Class B and $9.84 for Class C, the Fund's distribution rates were 4.54%, 3.77% and 3.69%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.94%, 6.59% and 6.45%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2002 were 3.57%, 2.90% and 2.89%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.24%, 5.07% and 5.05%, respectively.(4)

Rating Distribution(6)

[REPRESENTATION OF PIE CHART]

AAA        27.0%
AA         45.8%
A          13.9%
BBB         3.7%
BB          2.3%
NON-RATED   7.4%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2)A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 42.81% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATIN
AS OF MARCH 31, 2002

PERFORMANCE(7)                                     CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            2.67%      1.80%      1.92%
Five Years                                          5.26       4.45       4.43
Life of Fund+                                       5.18       4.46       3.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            0.39%     -1.04%      0.94%
Five Years                                          4.78       4.45       4.43
Life of Fund+                                       4.77       4.46       3.64

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

[REPRESENTATION OF LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992 - MARCH 31, 2002

               NEW YORK LIMITED MATURITY MUNICIPALS FUND - CLASS B
                               Inception: 5/29/92

---------------------------------------------------------------------------------
                          FUND              FUND                  LEHMAN 7
                        VALUE AT         VALUE WITH            YEAR MUNI BOND
           DATE            NAV          SALES CHARGE                INDEX
---------------------------------------------------------------------------------
         5/31/1992       10,000             N/A                     10,000
         6/30/1992       10,010                                     10,159
         7/31/1992       10,312                                     10,462
         8/31/1992       10,220                                     10,354
         9/30/1992       10,274                                     10,438
        10/31/1992       10,135                                     10,368
        11/30/1992       10,368                                     10,522
        12/31/1992       10,464                                     10,608
         1/31/1993       10,603                                     10,763
         2/28/1993       10,962                                     11,093
         3/31/1993       10,795                                     10,947
         4/30/1993       10,871                                     11,015
         5/31/1993       10,908                                     11,048
         6/30/1993       11,055                                     11,250
         7/31/1993       11,076                                     11,252
         8/31/1993       11,258                                     11,451
         9/30/1993       11,342                                     11,577
        10/31/1993       11,351                                     11,607
        11/30/1993       11,265                                     11,505
        12/31/1993       11,437                                     11,716
         1/31/1994       11,548                                     11,840
         2/28/1994       11,305                                     11,583
         3/31/1994       10,952                                     11,274
         4/30/1994       11,030                                     11,356
         5/31/1994       11,103                                     11,413
         6/30/1994       11,078                                     11,392
         7/31/1994       11,208                                     11,553
         8/31/1994       11,218                                     11,613
         9/30/1994       11,106                                     11,502
        10/31/1994       10,983                                     11,387
        11/30/1994       10,788                                     11,221
        12/31/1994       10,952                                     11,391
         1/31/1995       11,149                                     11,604
         2/28/1995       11,366                                     11,866
         3/31/1995       11,434                                     11,989
         4/30/1995       11,440                                     12,021
         5/31/1995       11,657                                     12,341
         6/30/1995       11,626                                     12,330
         7/31/1995       11,734                                     12,487
         8/31/1995       11,839                                     12,634
         9/30/1995       11,866                                     12,683
        10/31/1995       11,974                                     12,793
        11/30/1995       12,093                                     12,934
        12/31/1995       12,154                                     13,003
         1/31/1996       12,228                                     13,129
         2/29/1996       12,148                                     13,084
         3/31/1996       12,019                                     12,956
         4/30/1996       11,975                                     12,932
         5/31/1996       11,942                                     12,913
         6/30/1996       12,020                                     13,012
         7/31/1996       12,091                                     13,120
         8/31/1996       12,070                                     13,127
         9/30/1996       12,195                                     13,246
        10/31/1996       12,281                                     13,388
        11/30/1996       12,478                                     13,612
        12/31/1996       12,409                                     13,570
         1/31/1997       12,387                                     13,619
         2/28/1997       12,480                                     13,732
         3/31/1997       12,355                                     13,554
         4/30/1997       12,443                                     13,624
         5/31/1997       12,606                                     13,795
         6/30/1997       12,722                                     13,927
         7/31/1997       13,034                                     14,249
         8/31/1997       12,925                                     14,149
         9/30/1997       13,042                                     14,298
        10/31/1997       13,069                                     14,383
        11/30/1997       13,126                                     14,434
        12/31/1997       13,315                                     14,610
         1/31/1998       13,407                                     14,763
         2/28/1998       13,426                                     14,777
         3/31/1998       13,424                                     14,777
         4/30/1998       13,324                                     14,691
         5/31/1998       13,518                                     14,908
         6/30/1998       13,547                                     14,949
         7/31/1998       13,562                                     14,999
         8/31/1998       13,762                                     15,227
         9/30/1998       13,932                                     15,423
        10/31/1998       13,881                                     15,445
        11/30/1998       13,900                                     15,487
        12/31/1998       13,941                                     15,520
         1/31/1999       14,063                                     15,747
         2/28/1999       14,016                                     15,657
         3/31/1999       13,988                                     15,652
         4/30/1999       14,031                                     15,689
         5/31/1999       13,957                                     15,611
         6/30/1999       13,759                                     15,386
         7/31/1999       13,801                                     15,490
         8/31/1999       13,673                                     15,455
         9/30/1999       13,649                                     15,512
        10/31/1999       13,462                                     15,446
        11/30/1999       13,575                                     15,559
        12/31/1999       13,482                                     15,498
         1/31/2000       13,395                                     15,460
         2/29/2000       13,532                                     15,523
         3/31/2000       13,808                                     15,743
         4/30/2000       13,718                                     15,684
         5/31/2000       13,607                                     15,649
         6/30/2000       13,944                                     15,999
         7/31/2000       14,131                                     16,201
         8/31/2000       14,314                                     16,412
         9/30/2000       14,234                                     16,362
        10/31/2000       14,379                                     16,501
        11/30/2000       14,452                                     16,578
        12/31/2000       14,808                                     16,903
         1/31/2001       14,941                                     17,191
         2/28/2001       14,972                                     17,203
         3/31/2001       15,086                                     17,341
         4/30/2001       14,921                                     17,185
         5/31/2001       15,080                                     17,381
         6/30/2001       15,185                                     17,467
         7/31/2001       15,378                                     17,685
         8/31/2001       15,612                                     17,952
         9/30/2001       15,389                                     17,947
        10/31/2001       15,489                                     18,128
        11/30/2001       15,347                                     17,926
        12/31/2001       15,251                                     17,779
         1/31/2002       15,443                                     18,115
         2/28/2002       15,625                                     18,353
         3/31/2002       15,358                                     17,951

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $13,376 on March 31, 2002; $13,076, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $13,463 on March 31, 2002.

Federal income tax information on distributions. For federal income tax purposes, 98.91% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- Ohio's manufacturing sector, hurt by the recession and slow global demand in 2001, has begun to see some improvement in recent months. Retail activity has picked up, while construction activity has remained surprisingly strong. The state's March 2002 jobless rate was 5.7%, up from 3.9% a year ago.

- Insured* general obligations and general obligations were the Portfolio's largest sector weighting at March 31, 2002. School district and school facilities bonds remained the major source of new Ohio issuance, providing opportunities in high-quality investments in a weak economic climate.

- Industrial development revenue bonds (IDR) remained a focus of the Portfolio, although management was increasingly selective in the recession. The Portfolio emphasized diversification across industry lines, including among its investments non-cyclical as well as industrial issuers.

- Hospital bonds were once again among the Portfolio's largest holdings, with an emphasis on institutions with key health care specialties. For example, an issue for the Akron/Bath/Copley Hospital District provided financing for Akron's Children's Hospital, which offers a comprehensive range of services for children's medical care.

- Management adjusted the Portfolio's coupon structure to reflect the dramatic decline in interest rates. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

The Fund

- During the year ended March 31, 2002, the Fund's Class A and Class B shares had total returns of 2.62% and 1.89%, respectively.(1) These returns resulted from a decrease in net asset value (NAV) per share to $9.59 on March 31, 2002 from $9.76 on March 31, 2001, and the reinvestment of $0.422 and $0.352 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $9.59 per share for Class A and Class B, the Fund's distribution rates were 4.17% and 3.44%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.34% and 6.06%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2002 were 3.35% and 2.60%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.90% and 4.58%, respectively.(4)

Rating Distribution(6)

[REPRESENTATION OF PIE CHART]

AAA          56.3%
AA           12.8%
A            12.4%
BBB           8.5%
BB            2.2%
NON-RATED     7.8%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 43.21% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(7)                                        CLASS A     CLASS B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                               2.62%       1.89%
Five Years                                             4.20        3.45
Life of Fund+                                          4.14        3.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               0.36%      -1.06%
Five Years                                             3.72        3.45
Life of Fund+                                          3.70        3.55

+Inception date: Class A: 10/22/96; Class B: 4/16/93

[REPRESENTATION OF LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN
BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992 - MARCH 31, 2002

                OHIO LIMITED MATURITY MUNICIPALS FUND - CLASS B
                               Inception: 4/16/93

---------------------------------------------------------------------------------
                          FUND              FUND                 LEHMAN 7
                        VALUE AT         VALUE WITH            YEAR MUNI BOND
           DATE            NAV          SALES CHARGE                INDEX
---------------------------------------------------------------------------------
         4/30/1993       10,000             N/A                     10,000
         5/31/1993        9,990                                     10,030
         6/30/1993       10,149                                     10,213
         7/31/1993       10,176                                     10,215
         8/31/1993       10,348                                     10,396
         9/30/1993       10,446                                     10,510
        10/31/1993       10,452                                     10,537
        11/30/1993       10,389                                     10,444
        12/31/1993       10,561                                     10,636
         1/31/1994       10,674                                     10,749
         2/28/1994       10,431                                     10,516
         3/31/1994       10,113                                     10,235
         4/30/1994       10,206                                     10,310
         5/31/1994       10,253                                     10,361
         6/30/1994       10,217                                     10,343
         7/31/1994       10,350                                     10,488
         8/31/1994       10,369                                     10,543
         9/30/1994       10,260                                     10,442
        10/31/1994       10,140                                     10,337
        11/30/1994        9,996                                     10,187
        12/31/1994       10,136                                     10,341
         1/31/1995       10,322                                     10,535
         2/28/1995       10,484                                     10,772
         3/31/1995       10,558                                     10,884
         4/30/1995       10,551                                     10,913
         5/31/1995       10,767                                     11,204
         6/30/1995       10,715                                     11,194
         7/31/1995       10,784                                     11,336
         8/31/1995       10,894                                     11,470
         9/30/1995       10,952                                     11,514
        10/31/1995       11,065                                     11,614
        11/30/1995       11,166                                     11,742
        12/31/1995       11,224                                     11,804
         1/31/1996       11,271                                     11,919
         2/29/1996       11,217                                     11,878
         3/31/1996       11,094                                     11,762
         4/30/1996       11,062                                     11,740
         5/31/1996       11,041                                     11,723
         6/30/1996       11,161                                     11,813
         7/31/1996       11,218                                     11,911
         8/31/1996       11,211                                     11,917
         9/30/1996       11,343                                     12,025
        10/31/1996       11,414                                     12,154
        11/30/1996       11,603                                     12,357
        12/31/1996       11,562                                     12,319
         1/31/1997       11,542                                     12,364
         2/28/1997       11,666                                     12,467
         3/31/1997       11,525                                     12,305
         4/30/1997       11,598                                     12,368
         5/31/1997       11,743                                     12,524
         6/30/1997       11,831                                     12,643
         7/31/1997       12,083                                     12,936
         8/31/1997       11,992                                     12,845
         9/30/1997       12,068                                     12,981
        10/31/1997       12,096                                     13,057
        11/30/1997       12,140                                     13,103
        12/31/1997       12,273                                     13,264
         1/31/1998       12,386                                     13,403
         2/28/1998       12,394                                     13,415
         3/31/1998       12,381                                     13,416
         4/30/1998       12,335                                     13,338
         5/31/1998       12,486                                     13,534
         6/30/1998       12,502                                     13,572
         7/31/1998       12,518                                     13,617
         8/31/1998       12,673                                     13,824
         9/30/1998       12,762                                     14,002
        10/31/1998       12,741                                     14,022
        11/30/1998       12,758                                     14,060
        12/31/1998       12,797                                     14,090
         1/31/1999       12,927                                     14,295
         2/28/1999       12,856                                     14,214
         3/31/1999       12,830                                     14,209
         4/30/1999       12,833                                     14,243
         5/31/1999       12,775                                     14,173
         6/30/1999       12,585                                     13,968
         7/31/1999       12,613                                     14,062
         8/31/1999       12,502                                     14,031
         9/30/1999       12,491                                     14,082
        10/31/1999       12,364                                     14,023
        11/30/1999       12,445                                     14,125
        12/31/1999       12,342                                     14,070
         1/31/2000       12,230                                     14,035
         2/29/2000       12,307                                     14,093
         3/31/2000       12,452                                     14,293
         4/30/2000       12,404                                     14,239
         5/31/2000       12,309                                     14,207
         6/30/2000       12,564                                     14,524
         7/31/2000       12,728                                     14,708
         8/31/2000       12,875                                     14,900
         9/30/2000       12,851                                     14,854
        10/31/2000       12,839                                     14,981
        11/30/2000       12,881                                     15,051
        12/31/2000       13,167                                     15,346
         1/31/2001       13,293                                     15,606
         2/28/2001       13,321                                     15,618
         3/31/2001       13,402                                     15,743
         4/30/2001       13,254                                     15,601
         5/31/2001       13,378                                     15,780
         6/30/2001       13,491                                     15,858
         7/31/2001       13,660                                     16,055
         8/31/2001       13,757                                     16,298
         9/30/2001       13,720                                     16,293
        10/31/2001       13,813                                     16,457
        11/30/2001       13,671                                     16,274
        12/31/2001       13,571                                     16,141
         1/31/2002       13,707                                     16,445
         2/28/2002       13,874                                     16,662
         3/31/2002       13,655                                     16,297

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/22/96 at net asset value would have been worth $12,472 on March 31, 2002; $12,188, including maximum 2.25% sales charge.

Federal income tax information on distributions. For federal income tax purposes, 99.59% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

The Economy

- The Pennsylvania economy has registered modest gains in recent months, as the manufacturing sector benefited from stronger demand for durable goods. Residential construction remained fairly robust, while the commercial segment lagged. The state's March 2002 jobless rate was 5.6%, a jump from 4.5% a year ago.

- Insured* general obligations were the Portfolio's largest sector weighting at March 31, 2002. These issues represented a high quality investment in a weak economy. In addition, the insured issues gave the Portfolio added exposure to the market rally sparked by the sharp fall in interest rates.

- Hospital bonds remained a large focus of the Portfolio, although management remained very selective. The Portfolio continued to focus on the more competitive institutions that have favorable cost structures and have forged alliances through mergers or alliances with other hospitals.

- In a slow economy, essential services bonds are prized by investors for their stable revenues. The Portfolio's largest investment at March 31, 2002 was a Cambria County insured* electric utility issue. The proceeds of the bond financed a pollution control facility for Pennsylvania Electric Co.

- Management continued its efforts to adjust coupons and call features as part of an ongoing commitment to protect against untimely calls and improve the overall structure of the Portfolio.

The Fund

- During the year ended March 31, 2002, the Fund's Class A, Class B and Class C shares had total returns of 3.18%, 2.28% and 2.40%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $10.13 and $10.12, respectively, on March 31, 2002 from $10.27 on March 31, 2001, and the reinvestment of $0.463 and $0.384 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.59 from $9.72, and the reinvestment of $0.363 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2002 of $10.13 per share for Class A, $10.12 for Class B and $9.59 for Class C, the Fund's distribution rates were 4.54%, 3.75% and 3.75%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.61%, 6.28% and 6.28%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2002 were 4.18%, 3.52% and 3.52%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.00%, 5.90% and 5.90%, respectively.(4)

Rating Distribution(6)

[REPRESENTATION OF PIE CHART]

AAA        64.5%
A           8.7%
BBB        14.9%
BB          1.7%
NON-RATED  10.2%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares shares. (2)A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4)Taxable-equivalent rates assume maximum 40.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) Rating Distribution is as of 3/31/02 only and may not be representative of the Portfolio's current or future investments. (7)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(7)                                      CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------------
One Year                                             3.18%       2.28%       2.40%
Five Years                                           4.71        3.90        3.88
Life of Fund+                                        4.78        4.28        3.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------------
One Year                                             0.83%      -0.67%       1.41%
Five Years                                           4.25        3.90        3.88
Life of Fund+                                        4.37        4.28        3.40

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

[REPRESENTATION OF LINE CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992 - MARCH 31, 2002

             PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND - CLASS B
                               Inception: 6/1/92

---------------------------------------------------------------------------------
                          FUND              FUND                  LEHMAN 7
                        VALUE AT         VALUE WITH            YEAR MUNI BOND
           DATE            NAV          SALES CHARGE                INDEX
---------------------------------------------------------------------------------
         6/30/1992       10,000             N/A                     10,000
         7/31/1992       10,357                                     10,298
         8/31/1992       10,206                                     10,192
         9/30/1992       10,268                                     10,275
        10/31/1992       10,121                                     10,205
        11/30/1992       10,351                                     10,358
        12/31/1992       10,435                                     10,442
         1/31/1993       10,563                                     10,595
         2/28/1993       10,898                                     10,919
         3/31/1993       10,722                                     10,776
         4/30/1993       10,819                                     10,843
         5/31/1993       10,866                                     10,875
         6/30/1993       10,991                                     11,074
         7/31/1993       11,003                                     11,076
         8/31/1993       11,186                                     11,272
         9/30/1993       11,271                                     11,396
        10/31/1993       11,282                                     11,425
        11/30/1993       11,198                                     11,325
        12/31/1993       11,403                                     11,533
         1/31/1994       11,502                                     11,655
         2/28/1994       11,274                                     11,402
         3/31/1994       10,924                                     11,098
         4/30/1994       11,013                                     11,179
         5/31/1994       11,065                                     11,234
         6/30/1994       11,030                                     11,214
         7/31/1994       11,182                                     11,372
         8/31/1994       11,193                                     11,432
         9/30/1994       11,082                                     11,322
        10/31/1994       10,961                                     11,209
        11/30/1994       10,803                                     11,045
        12/31/1994       10,969                                     11,213
         1/31/1995       11,142                                     11,423
         2/28/1995       11,359                                     11,680
         3/31/1995       11,416                                     11,802
         4/30/1995       11,434                                     11,833
         5/31/1995       11,650                                     12,148
         6/30/1995       11,609                                     12,137
         7/31/1995       11,705                                     12,292
         8/31/1995       11,799                                     12,437
         9/30/1995       11,838                                     12,484
        10/31/1995       11,934                                     12,593
        11/30/1995       12,053                                     12,732
        12/31/1995       12,103                                     12,799
         1/31/1996       12,166                                     12,923
         2/29/1996       12,100                                     12,879
         3/31/1996       11,984                                     12,753
         4/30/1996       11,918                                     12,730
         5/31/1996       11,897                                     12,711
         6/30/1996       11,964                                     12,809
         7/31/1996       12,036                                     12,915
         8/31/1996       12,053                                     12,922
         9/30/1996       12,167                                     13,039
        10/31/1996       12,241                                     13,179
        11/30/1996       12,427                                     13,399
        12/31/1996       12,383                                     13,358
         1/31/1997       12,399                                     13,406
         2/28/1997       12,493                                     13,517
         3/31/1997       12,358                                     13,342
         4/30/1997       12,422                                     13,411
         5/31/1997       12,573                                     13,579
         6/30/1997       12,690                                     13,709
         7/31/1997       13,002                                     14,027
         8/31/1997       12,883                                     13,927
         9/30/1997       13,000                                     14,075
        10/31/1997       13,029                                     14,158
        11/30/1997       13,087                                     14,208
        12/31/1997       13,264                                     14,382
         1/31/1998       13,395                                     14,533
         2/28/1998       13,390                                     14,546
         3/31/1998       13,415                                     14,546
         4/30/1998       13,330                                     14,462
         5/31/1998       13,499                                     14,674
         6/30/1998       13,529                                     14,716
         7/31/1998       13,507                                     14,765
         8/31/1998       13,695                                     14,989
         9/30/1998       13,801                                     15,182
        10/31/1998       13,765                                     15,204
        11/30/1998       13,771                                     15,245
        12/31/1998       13,799                                     15,277
         1/31/1999       13,935                                     15,500
         2/28/1999       13,876                                     15,413
         3/31/1999       13,862                                     15,407
         4/30/1999       13,906                                     15,444
         5/31/1999       13,844                                     15,367
         6/30/1999       13,645                                     15,145
         7/31/1999       13,660                                     15,247
         8/31/1999       13,531                                     15,214
         9/30/1999       13,493                                     15,269
        10/31/1999       13,306                                     15,205
        11/30/1999       13,431                                     15,316
        12/31/1999       13,310                                     15,255
         1/31/2000       13,195                                     15,218
         2/29/2000       13,303                                     15,280
         3/31/2000       13,537                                     15,497
         4/30/2000       13,487                                     15,439
         5/31/2000       13,376                                     15,405
         6/30/2000       13,656                                     15,749
         7/31/2000       13,813                                     15,948
         8/31/2000       13,994                                     16,156
         9/30/2000       13,942                                     16,106
        10/31/2000       14,057                                     16,243
        11/30/2000       14,101                                     16,319
        12/31/2000       14,370                                     16,639
         1/31/2001       14,488                                     16,922
         2/28/2001       14,532                                     16,934
         3/31/2001       14,631                                     17,070
         4/30/2001       14,479                                     16,916
         5/31/2001       14,622                                     17,110
         6/30/2001       14,726                                     17,194
         7/31/2001       14,903                                     17,409
         8/31/2001       15,065                                     17,671
         9/30/2001       14,972                                     17,666
        10/31/2001       15,087                                     17,844
        11/30/2001       14,974                                     17,645
        12/31/2001       14,862                                     17,501
         1/31/2002       15,052                                     17,832
         2/28/2002       15,262                                     18,066
         3/31/2002       14,965                                     17,670

*Source: TowersData, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $13,086 on March 31, 2002; $12,794, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $13,203 on March 31, 2002.

Federal income tax information on distributions. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2002 is designated as an exempt-interest dividend.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $21,906,109   $39,798,783    $43,134,504
   Unrealized appreciation          553,071       848,332        324,080
-------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $22,459,180   $40,647,115    $43,458,584
-------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    63,007   $     4,800    $    89,095
-------------------------------------------------------------------------
TOTAL ASSETS                    $22,522,187   $40,651,915    $43,547,679
-------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $        --   $     6,618    $        65
Dividends payable                    40,260        73,602         78,085
Payable to affiliate for
   service fees                          --           555            686
Accrued expenses                     11,882        16,783         19,282
-------------------------------------------------------------------------
TOTAL LIABILITIES               $    52,142   $    97,558    $    98,118
-------------------------------------------------------------------------
NET ASSETS                      $22,470,045   $40,554,357    $43,449,561
-------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                 $24,124,046   $43,265,847    $44,944,833
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,167,222)   (3,486,220)    (1,850,626)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (39,850)      (73,602)        31,274
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                            553,071       848,332        324,080
-------------------------------------------------------------------------
TOTAL                           $22,470,045   $40,554,357    $43,449,561
-------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------
NET ASSETS                      $20,746,838   $33,611,280    $33,847,942
SHARES OUTSTANDING                2,054,249     3,344,804      3,390,041
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.10   $     10.05    $      9.98
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.33   $     10.28    $     10.21
-------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------
NET ASSETS                      $ 1,723,207   $ 2,621,130    $ 3,969,248
SHARES OUTSTANDING                  171,107       260,859        398,123
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.07   $     10.05    $      9.97
-------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------
NET ASSETS                      $        --   $ 4,321,947    $ 5,632,371
SHARES OUTSTANDING                       --       455,366        589,294
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $      9.49    $      9.56
-------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                 NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LMITED FUND  LIMITED FUND
-------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $37,380,772   $55,425,997   $17,724,869  $39,467,888
   Unrealized appreciation          695,511     1,193,451        25,959      370,926
-------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $38,076,283   $56,619,448   $17,750,828  $39,838,814
-------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $   142,618   $   553,676   $       125  $    28,327
-------------------------------------------------------------------------------------
TOTAL ASSETS                    $38,218,901   $57,173,124   $17,750,953  $39,867,141
-------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    74,510   $     4,375   $     6,705  $    26,034
Dividends payable                    75,640       102,697        31,399       70,308
Payable to affiliate for
   service fees                          --           870            --          891
Accrued expenses                     18,630        23,300        12,876       19,894
-------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   168,780   $   131,242   $    50,980  $   117,127
-------------------------------------------------------------------------------------
NET ASSETS                      $38,050,121   $57,041,882   $17,699,973  $39,750,014
-------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------
Paid-in capital                 $39,259,203   $56,884,359   $19,109,691  $40,742,875
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (1,847,758)     (933,231)   (1,433,599)  (1,390,947)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (56,835)     (102,697)       (2,078)      27,160
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                            695,511     1,193,451        25,959      370,926
-------------------------------------------------------------------------------------
TOTAL                           $38,050,121   $57,041,882   $17,699,973  $39,750,014
-------------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------------
NET ASSETS                      $34,897,796   $44,811,381   $16,310,347  $29,844,504
SHARES OUTSTANDING                3,488,931     4,324,831     1,700,299    2,947,164
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.00   $     10.36   $      9.59  $     10.13
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.23   $     10.60   $      9.81  $     10.36
-------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------
NET ASSETS                      $ 3,152,325   $ 4,822,429   $ 1,389,626  $ 2,643,344
SHARES OUTSTANDING                  315,572       466,161       144,958      261,077
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.99   $     10.34   $      9.59  $     10.12
-------------------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------------------
NET ASSETS                      $        --   $ 7,408,072   $        --  $ 7,262,166
SHARES OUTSTANDING                       --       753,045            --      757,223
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $      9.84   $        --  $      9.59
-------------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2002

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $1,127,841    $2,057,220    $2,102,253
Expenses allocated from
   Portfolio                       (136,186)     (222,161)     (225,524)
-------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $  991,655    $1,835,059    $1,876,729
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Trustees' fees and expenses      $      207    $      199    $      204
Distribution and service fees
   Class A                           29,965        49,722        49,932
   Class B                           15,627        22,367        26,422
   Class C                               --        26,642        32,532
Legal and accounting services        12,845        15,128        15,639
Printing and postage                  3,486         5,912         6,466
Custodian fee                         6,227         6,441         6,286
Transfer and dividend
   disbursing agent fees             20,772        36,223        39,193
Registration fees                     1,456         2,091         4,050
Miscellaneous                         3,379         5,183         6,016
-------------------------------------------------------------------------
TOTAL EXPENSES                   $   93,964    $  169,908    $  186,740
-------------------------------------------------------------------------

NET INVESTMENT INCOME            $  897,691    $1,665,151    $1,689,989
-------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $   40,820    $  151,986    $   (9,984)
   Financial futures contracts      (14,177)      (54,638)       69,645
-------------------------------------------------------------------------
NET REALIZED GAIN                $   26,643    $   97,348    $   59,661
-------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $ (430,532)   $ (522,904)   $ (610,547)
   Financial futures contracts       25,545        96,837       (18,026)
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $ (404,987)   $ (426,067)   $ (628,573)
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                          $ (378,344)   $ (328,719)   $ (568,912)
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $  519,347    $1,336,432    $1,121,077
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2002

                                 NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LMITED FUND  LIMITED FUND
-------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $1,929,339   $ 2,815,659    $ 880,723    $1,978,885
Expenses allocated from
   Portfolio                       (213,683)     (295,495)    (115,255)     (210,164)
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $1,715,656   $ 2,520,164    $ 765,468    $1,768,721
-------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------
Trustees' fees and expenses      $      207   $     2,064    $     207    $      204
Distribution and service fees
   Class A                           50,179        67,358       23,992        44,163
   Class B                           19,802        35,942        9,792        19,727
   Class C                               --        41,526           --        49,549
Legal and accounting services        15,778        16,057       13,783        15,494
Printing and postage                  5,546         8,702        2,861         6,584
Custodian fee                         4,406         7,193        5,840         4,994
Transfer and dividend
   disbursing agent fees             36,167        56,437       19,501        40,452
Registration fees                     1,881         3,657        3,925         1,329
Miscellaneous                         5,702         7,690        1,890         6,478
-------------------------------------------------------------------------------------
TOTAL EXPENSES                   $  139,668   $   246,626    $  81,791    $  188,974
-------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $1,575,988   $ 2,273,538    $ 683,677    $1,579,747
-------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $  130,592   $   193,049    $(113,925)   $  (47,914)
   Financial futures contracts       80,385        37,824       41,939         2,324
-------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)         $  210,977   $   230,873    $ (71,986)   $  (45,590)
-------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $ (807,123)  $(1,173,002)   $(184,197)   $ (521,992)
   Financial futures contracts      (13,351)      (16,968)      (9,319)       43,500
-------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $ (820,474)  $(1,189,970)   $(193,516)   $ (478,492)
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                          $ (609,497)  $  (959,097)   $(265,502)   $ (524,082)
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $  966,491   $ 1,314,441    $ 418,175    $1,055,665
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                    CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
----------------------------------------------------------------------------
From operations --
   Net investment income           $   897,691   $ 1,665,151    $ 1,689,989
   Net realized gain                    26,643        97,348         59,661
   Net change in unrealized
      appreciation (depreciation)     (404,987)     (426,067)      (628,573)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   519,347   $ 1,336,432    $ 1,121,077
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (836,656)  $(1,475,428)   $(1,473,582)
      Class B                          (60,383)      (92,257)      (106,545)
      Class C                               --      (110,747)      (131,334)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (897,039)  $(1,678,432)   $(1,711,461)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,901,555   $ 2,430,093    $ 3,017,784
      Class B                        1,188,057     1,870,660      2,796,200
      Class C                               --     2,759,456      3,443,798
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          352,873       582,690        781,423
      Class B                           20,383        32,526         77,078
      Class C                               --        29,393         56,705
   Cost of shares redeemed
      Class A                       (1,980,365)   (4,300,670)    (2,920,535)
      Class B                       (1,102,570)     (745,304)      (387,333)
      Class C                               --    (1,029,846)      (351,923)
   Net asset value of shares
      exchanged
      Class A                          233,192     3,415,560        670,995
      Class B                         (233,192)   (3,415,560)      (670,995)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 1,379,933   $ 1,628,998    $ 6,513,197
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 1,002,241   $ 1,286,998    $ 5,922,813
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of year               $21,467,804   $39,267,359    $37,526,748
----------------------------------------------------------------------------
AT END OF YEAR                     $22,470,045   $40,554,357    $43,449,561
----------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                     $   (39,850)  $   (73,602)   $    31,274
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                    NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LMITED FUND  LIMITED FUND
----------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,575,988   $ 2,273,538   $   683,677  $ 1,579,747
   Net realized gain (loss)            210,977       230,873       (71,986)     (45,590)
   Net change in unrealized
      appreciation (depreciation)     (820,474)   (1,189,970)     (193,516)    (478,492)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   966,491   $ 1,314,441   $   418,175  $ 1,055,665
----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $(1,528,176)  $(2,005,634)  $  (692,056) $(1,329,228)
      Class B                          (82,892)     (147,249)      (39,202)     (81,217)
      Class C                               --      (167,035)           --     (205,029)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,611,068)  $(2,319,918)  $  (731,258) $(1,615,474)
----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 5,668,787   $ 4,218,280   $ 2,355,666  $ 2,021,878
      Class B                        2,282,640     3,484,646     1,076,409    2,085,454
      Class C                               --     6,044,707            --    3,482,398
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          943,683     1,143,164       435,841      567,681
      Class B                           51,077        62,671        17,373       40,828
      Class C                               --       112,861            --      111,264
   Cost of shares redeemed
      Class A                       (2,994,603)   (5,597,045)   (1,811,658)  (2,438,822)
      Class B                         (622,537)     (855,172)     (625,749)    (457,897)
      Class C                               --    (1,175,096)           --     (641,664)
   Net asset value of shares
      exchanged
      Class A                          988,991     2,000,241       573,924    1,264,357
      Class B                         (988,991)   (2,000,241)     (573,924)  (1,264,357)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 5,329,047   $ 7,439,016   $ 1,447,882  $ 4,771,120
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 4,684,470   $ 6,433,539   $ 1,134,799  $ 4,211,311
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of year               $33,365,651   $50,608,343   $16,565,174  $35,538,703
----------------------------------------------------------------------------------------
AT END OF YEAR                     $38,050,121   $57,041,882   $17,699,973  $39,750,014
----------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------
AT END OF YEAR                     $   (56,835)  $  (102,697)  $    (2,078) $    27,160
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                    CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
----------------------------------------------------------------------------
From operations --
   Net investment income           $   951,212   $ 1,828,486    $ 1,827,506
   Net realized loss                  (131,710)     (135,142)      (151,411)
   Net change in unrealized
      appreciation (depreciation)    1,335,861     2,007,137      1,766,969
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 2,155,363   $ 3,700,481    $ 3,443,064
----------------------------------------------------------------------------
Distributions to shareholders --*
   From net investment income
      Class A                      $  (882,817)  $(1,526,338)   $(1,572,032)
      Class B                          (68,856)     (180,106)       (80,547)
      Class C                               --      (102,248)      (107,486)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (951,673)  $(1,808,692)   $(1,760,065)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $   481,153   $   947,325    $   726,892
      Class B                          622,022       502,036        608,086
      Class C                               --     1,209,444        235,767
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          377,185       633,497        860,804
      Class B                           18,885        40,996         54,012
      Class C                               --        27,465         48,018
   Cost of shares redeemed
      Class A                       (2,831,008)   (8,322,618)    (7,732,008)
      Class B                         (940,389)     (769,542)      (538,916)
      Class C                               --    (1,697,338)    (2,390,126)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(2,272,152)  $(7,428,735)   $(8,127,471)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(1,068,462)  $(5,536,946)   $(6,444,472)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year               $22,536,266   $44,804,305    $43,971,220
----------------------------------------------------------------------------
AT END OF YEAR                     $21,467,804   $39,267,359    $37,526,748
----------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                     $   (40,717)  $   (65,283)   $    58,342
----------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                    NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LMITED FUND  LIMITED FUND
----------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,581,975   $ 2,266,474   $   768,008  $ 1,668,354
   Net realized gain (loss)             57,319       115,849       (50,257)     (88,171)
   Net change in unrealized
      appreciation (depreciation)    1,256,980     2,415,671       658,456    1,453,706
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 2,896,274   $ 4,797,994   $ 1,376,207  $ 3,033,889
----------------------------------------------------------------------------------------
Distributions to shareholders --*
   From net investment income
      Class A                      $(1,463,704)  $(2,031,728)  $  (721,927) $(1,384,947)
      Class B                          (94,945)     (159,930)      (69,202)     (84,715)
      Class C                               --       (73,790)           --     (153,476)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,558,649)  $(2,265,448)  $  (791,129) $(1,623,138)
----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $   592,334   $   829,010   $   165,271  $   408,822
      Class B                        1,181,705       568,952        63,342      483,576
      Class C                               --     1,116,714            --      966,588
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          919,142     1,121,123       455,131      579,188
      Class B                           57,341        97,847        39,089       47,833
      Class C                               --        51,599            --       91,619
   Cost of shares redeemed
      Class A                       (4,567,466)   (6,093,896)   (2,860,650)  (5,168,514)
      Class B                       (1,136,166)     (617,142)     (683,673)    (752,765)
      Class C                               --      (452,681)           --   (1,023,747)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $(2,953,110)  $(3,378,474)  $(2,821,490) $(4,367,400)
----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(1,615,485)  $  (845,928)  $(2,236,412) $(2,956,649)
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of year               $34,981,136   $51,454,271   $18,801,586  $38,495,352
----------------------------------------------------------------------------------------
AT END OF YEAR                     $33,365,651   $50,608,343   $16,565,174  $35,538,703
----------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------
AT END OF YEAR                     $   (17,731)  $   (66,775)  $    45,495  $    66,355
----------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CALIFORNIA LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999        1998
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.260            $ 9.700        $10.350      $10.330     $ 9.980
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.430            $ 0.440        $ 0.440      $ 0.453     $ 0.459
Net realized and unrealized
   gain (loss)                          (0.160)             0.559         (0.640)       0.030       0.362
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.270            $ 0.999        $(0.200)     $ 0.483     $ 0.821
----------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.430)           $(0.439)       $(0.450)     $(0.463)    $(0.471)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.430)           $(0.439)       $(0.450)     $(0.463)    $(0.471)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.100            $10.260        $ 9.700      $10.350     $10.330
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.65%             10.54%         (1.88)%       4.56%       8.56%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $20,747            $19,578        $20,448      $26,170     $25,780
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.02%              1.03%          1.04%        0.95%       0.96%
   Expenses after custodian
      fee reduction(4)                    1.00%              1.00%          1.04%        0.94%       0.94%
   Net investment income                  4.19%              4.42%          4.48%        4.37%       4.51%
Portfolio Turnover                           9%                 8%            13%          29%         40%
----------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, increase net realized and unrealized losses per share by $.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CALIFORNIA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.260            $ 9.700        $10.350        $10.330        $ 9.980
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.353            $ 0.365        $ 0.366        $ 0.382        $ 0.386
Net realized and unrealized
   gain (loss)                          (0.185)             0.564         (0.636)         0.025          0.362
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.168            $ 0.929        $(0.270)       $ 0.407        $ 0.748
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.358)           $(0.369)       $(0.380)       $(0.387)       $(0.398)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.358)           $(0.369)       $(0.380)       $(0.387)       $(0.398)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.070            $10.260        $ 9.700        $10.350        $10.330
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.64%              9.77%         (2.58)%         3.99%          7.60%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 1,723            $ 1,890        $ 2,088        $ 2,399        $ 5,316
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.77%              1.78%          1.79%          1.62%          1.76%
   Expenses after custodian
      fee reduction(4)                    1.75%              1.75%          1.79%          1.61%          1.74%
   Net investment income                  3.44%              3.68%          3.73%          3.71%          3.76%
Portfolio Turnover                           9%                 8%            13%            29%            40%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, increase net realized and unrealized losses per share by $.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        FLORIDA LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.130            $ 9.670        $10.270        $10.290      $ 9.980
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.449            $ 0.449        $ 0.448        $ 0.453      $ 0.465
Net realized and unrealized
   gain (loss)                          (0.077)             0.455         (0.597)        (0.018)       0.307
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.372            $ 0.904        $(0.149)       $ 0.435      $ 0.772
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.452)           $(0.444)       $(0.451)       $(0.455)     $(0.462)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.452)           $(0.444)       $(0.451)       $(0.455)     $(0.462)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.050            $10.130        $ 9.670        $10.270      $10.290
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.71%              9.59%         (1.43)%         4.10%        8.06%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $33,611            $31,754        $36,952        $49,355      $50,116
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.94%              0.95%          0.97%          0.90%        0.90%
   Expenses after custodian
      fee reduction(4)                    0.91%              0.93%          0.94%          0.88%        0.88%
   Net investment income                  4.42%              4.57%          4.55%          4.38%        4.61%
Portfolio Turnover                          15%                 7%            16%            16%          38%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         FLORIDA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.130            $ 9.670        $10.270        $10.290        $ 9.980
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.377            $ 0.369        $ 0.374        $ 0.378        $ 0.391
Net realized and unrealized
   gain (loss)                          (0.077)             0.460         (0.598)        (0.018)         0.307
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.300            $ 0.829        $(0.224)       $ 0.360        $ 0.698
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.380)           $(0.369)       $(0.376)       $(0.380)       $(0.388)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.380)           $(0.369)       $(0.376)       $(0.380)       $(0.388)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.050            $10.130        $ 9.670        $10.270        $10.290
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.98%              8.76%         (2.17)%         3.54%          7.08%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 2,621            $ 4,905        $ 4,907        $ 6,326        $10,612
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.69%              1.70%          1.71%          1.63%          1.66%
   Expenses after custodian
      fee reduction(4)                    1.66%              1.68%          1.68%          1.61%          1.64%
   Net investment income                  3.72%              3.81%          3.80%          3.67%          3.84%
Portfolio Turnover                          15%                 7%            16%            16%            38%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  FLORIDA LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.570            $ 9.140        $ 9.710        $ 9.730
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income                  $ 0.348            $ 0.356        $ 0.354        $ 0.356
Net realized and unrealized
   gain (loss)                          (0.068)             0.423         (0.570)        (0.012)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.280            $ 0.779        $(0.216)       $ 0.344
-------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------
From net investment income             $(0.360)           $(0.349)       $(0.354)       $(0.364)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.360)           $(0.349)       $(0.354)       $(0.364)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.490            $ 9.570        $ 9.140        $ 9.710
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.93%              8.70%         (2.21)%         3.57%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 4,322            $ 2,609        $ 2,946        $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.69%              1.69%          1.71%          1.66%
   Expenses after custodian
      fee reduction(4)                    1.66%              1.67%          1.68%          1.64%
   Net investment income                  3.63%              3.84%          3.80%          3.65%
Portfolio Turnover                          15%                 7%            16%            16%
-------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     MASSACHUSETTS LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.110            $ 9.680        $10.320        $10.330      $ 9.990
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.443            $ 0.462        $ 0.455        $ 0.450      $ 0.457
Net realized and unrealized
   gain (loss)                          (0.124)             0.413         (0.648)        (0.004)       0.339
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.319            $ 0.875        $(0.193)       $ 0.446      $ 0.796
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.449)           $(0.445)       $(0.447)       $(0.456)     $(0.456)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.449)           $(0.445)       $(0.447)       $(0.456)     $(0.456)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.980            $10.110        $ 9.680        $10.320      $10.330
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.17%              9.26%         (1.85)%         4.19%        8.29%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $33,848            $32,736        $37,411        $43,436      $43,575
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.94%              0.95%          0.94%          0.94%        0.96%
   Expenses after custodian
      fee reduction(4)                    0.91%              0.92%          0.91%          0.91%        0.92%
   Net investment income                  4.37%              4.70%          4.61%          4.35%        4.53%
Portfolio Turnover                           8%                 8%            15%            19%          46%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      MASSACHUSETTS LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.110            $ 9.680        $10.320        $10.330        $ 9.990
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.364            $ 0.387        $ 0.380        $ 0.373        $ 0.384
Net realized and unrealized
   gain (loss)                          (0.135)             0.410         (0.651)        (0.005)         0.339
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.229            $ 0.797        $(0.271)       $ 0.368        $ 0.723
----------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.369)           $(0.367)       $(0.369)       $(0.378)       $(0.383)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.369)           $(0.367)       $(0.369)       $(0.378)       $(0.383)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.970            $10.110        $ 9.680        $10.320        $10.330
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.27%              8.19%         (2.62)%         3.60%          7.33%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 3,969            $ 2,218        $ 2,000        $ 2,747        $ 8,451
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.69%              1.70%          1.69%          1.70%          1.70%
   Expenses after custodian
      fee reduction(4)                    1.66%              1.67%          1.66%          1.67%          1.66%
   Net investment income                  3.59%              3.93%          3.84%          3.61%          3.85%
Portfolio Turnover                           8%                 8%            15%            19%            46%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               MASSACHUSETTS LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.680            $ 9.260        $ 9.860        $ 9.880
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income                  $ 0.348            $ 0.375        $ 0.364        $ 0.354
Net realized and unrealized
   gain (loss)                          (0.114)             0.395         (0.612)        (0.006)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.234            $ 0.770        $(0.248)       $ 0.348
-------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------
From net investment income             $(0.354)           $(0.350)       $(0.352)       $(0.368)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.354)           $(0.350)       $(0.352)       $(0.368)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.560            $ 9.680        $ 9.260        $ 9.860
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.40%              8.49%         (2.51)%         3.56%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 5,632            $ 2,573        $ 4,561        $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.69%              1.71%          1.69%          1.70%
   Expenses after custodian
      fee reduction(4)                    1.66%              1.68%          1.66%          1.67%
   Net investment income                  3.58%              3.99%          3.87%          3.57%
Portfolio Turnover                           8%                 8%            15%            19%
-------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     NEW JERSEY LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------
                                      2002(1)(2)          2001        2000(2)        1999(2)        1998
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.180          $ 9.780       $10.320        $10.350      $10.070
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.453          $ 0.470       $ 0.464        $ 0.463      $ 0.464
Net realized and unrealized
   gain (loss)                          (0.169)           0.392        (0.540)        (0.030)       0.279
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.284          $ 0.862       $(0.076)       $ 0.433      $ 0.743
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.464)         $(0.462)      $(0.464)       $(0.463)     $(0.463)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.464)         $(0.462)      $(0.464)       $(0.463)     $(0.463)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.000          $10.180       $ 9.780        $10.320      $10.350
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.82%            9.04%        (0.70)%         4.04%        7.69%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $34,898          $30,889       $32,710        $36,591      $35,879
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.96%            0.98%         0.99%          0.95%        0.99%
   Expenses after custodian
      fee reduction(4)                    0.94%            0.96%         0.96%          0.95%        0.98%
   Net investment income                  4.47%            4.73%         4.68%          4.47%        4.56%
Portfolio Turnover                          17%              11%           15%            13%          21%
----------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      NEW JERSEY LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001        2000(2)        1999(2)        1998(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.180          $ 9.780       $10.320        $10.350        $10.070
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.376          $ 0.411       $ 0.388        $ 0.383        $ 0.391
Net realized and unrealized
   gain (loss)                          (0.182)           0.373        (0.542)        (0.028)         0.279
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.194          $ 0.784       $(0.154)       $ 0.355        $ 0.670
-------------------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.384)         $(0.384)      $(0.386)       $(0.385)       $(0.390)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.384)         $(0.384)      $(0.386)       $(0.385)       $(0.390)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.990          $10.180       $ 9.780        $10.320        $10.350
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.92%            8.41%        (1.48)%         3.46%          6.73%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 3,152          $ 2,476       $ 2,272        $ 3,056        $ 8,620
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.71%            1.73%         1.74%          1.72%          1.72%
   Expenses after custodian
      fee reduction(4)                    1.69%            1.71%         1.71%          1.72%          1.71%
   Net investment income                  3.70%            3.97%         3.91%          3.70%          3.85%
Portfolio Turnover                          17%              11%           15%            13%            21%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the present year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      NEW YORK LIMITED FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                            YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------
                                      2002(1)(2)          2001        2000(2)        1999(2)        1998
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.550          $10.030       $10.560        $10.510      $10.040
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.460          $ 0.470       $ 0.470        $ 0.468      $ 0.461
Net realized and unrealized
   gain (loss)                          (0.180)           0.519        (0.529)         0.047        0.470
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.280          $ 0.989       $(0.059)       $ 0.515      $ 0.931
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.470)         $(0.469)      $(0.471)       $(0.465)     $(0.461)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.470)         $(0.469)      $(0.471)       $(0.465)     $(0.461)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.360          $10.550       $10.030        $10.560      $10.510
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.67%           10.11%        (0.50)%         4.78%        9.61%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $44,811          $43,835       $45,773        $57,864      $59,442
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.92%            0.94%         0.96%          0.91%        0.93%
   Expenses after custodian
      fee reduction(4)                    0.89%            0.92%         0.93%          0.91%        0.91%
   Net investment income                  4.37%            4.59%         4.63%          4.42%        4.50%
Portfolio Turnover                          11%              10%           18%            17%          53%
----------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW YORK LIMITED FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001        2000(2)        1999(2)        1998(2)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.550          $10.030       $10.560        $10.510        $10.040
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.378          $ 0.397       $ 0.391        $ 0.386        $ 0.388
Net realized and unrealized
   gain (loss)                          (0.198)           0.512        (0.530)         0.050          0.470
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.180          $ 0.909       $(0.139)       $ 0.436        $ 0.858
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.390)         $(0.389)      $(0.391)       $(0.386)       $(0.388)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.390)         $(0.389)      $(0.391)       $(0.386)       $(0.388)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.340          $10.550       $10.030        $10.560        $10.510
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.80%            9.26%        (1.29)%         4.20%          8.65%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 4,822          $ 4,227       $ 3,960        $ 5,078        $12,220
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.67%            1.69%         1.71%          1.68%          1.70%
   Expenses after custodian
      fee reduction(4)                    1.64%            1.67%         1.68%          1.68%          1.68%
   Net investment income                  3.59%            3.83%         3.87%          3.67%          3.77%
Portfolio Turnover                          11%              10%           18%            17%            53%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                NEW YORK LIMITED FUND -- CLASS C
                                  ------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------
                                      2002(1)(2)          2001        2000(2)        1999(2)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.010          $ 9.510       $10.000        $ 9.950
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income                  $ 0.356          $ 0.369       $ 0.364        $ 0.368
Net realized and unrealized
   gain (loss)                          (0.163)           0.493        (0.490)         0.053
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.193          $ 0.862       $(0.126)       $ 0.421
----------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------
From net investment income             $(0.363)         $(0.362)      $(0.364)       $(0.371)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.363)         $(0.362)      $(0.364)       $(0.371)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.840          $10.010       $ 9.510        $10.000
----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.92%            9.26%        (1.22)%         4.28%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 7,408          $ 2,547       $ 1,721        $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.67%            1.68%         1.71%          1.67%
   Expenses after custodian
      fee reduction(4)                    1.64%            1.66%         1.68%          1.67%
   Net investment income                  3.57%            3.83%         3.89%          3.65%
Portfolio Turnover                          11%              10%           18%            17%
----------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         OHIO LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.760            $ 9.430        $10.110        $10.140      $ 9.820
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.394            $ 0.431        $ 0.447        $ 0.458      $ 0.461
Net realized and unrealized
   gain (loss)                          (0.142)             0.343         (0.672)        (0.019)       0.331
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.252            $ 0.774        $(0.225)       $ 0.439      $ 0.792
-------------------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.422)           $(0.444)       $(0.455)       $(0.469)     $(0.472)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.422)           $(0.444)       $(0.455)       $(0.469)     $(0.472)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.590            $ 9.760        $ 9.430        $10.110      $10.140
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.62%              8.42%         (2.22)%         4.19%        8.40%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $16,310            $15,046        $16,761        $20,375      $18,114
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.14%              1.18%          1.08%          1.03%        1.11%
   Expenses after custodian
      fee reduction(4)                    1.11%              1.14%          1.05%          1.00%          --
   Net investment income                  4.05%              4.53%          4.63%          4.51%        4.57%
Portfolio Turnover                          19%                17%            13%            19%          29%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           OHIO LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.760            $ 9.430        $10.110        $10.140        $ 9.820
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.321            $ 0.361        $ 0.376        $ 0.386        $ 0.389
Net realized and unrealized
   gain (loss)                          (0.139)             0.343         (0.672)        (0.023)         0.331
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.182            $ 0.704        $(0.296)       $ 0.363        $ 0.720
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.352)           $(0.374)       $(0.384)       $(0.393)       $(0.400)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.352)           $(0.374)       $(0.384)       $(0.393)       $(0.400)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.590            $ 9.760        $ 9.430        $10.110        $10.140
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.89%              7.63%         (2.94)%         3.62%          7.43%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 1,390            $ 1,519        $ 2,041        $ 2,205        $ 4,249
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.89%              1.93%          1.83%          1.75%          1.80%
   Expenses after custodian
      fee reduction(4)                    1.86%              1.89%          1.80%          1.72%            --
   Net investment income                  3.30%              3.79%          3.89%          3.79%          3.92%
Portfolio Turnover                          19%                17%            13%            19%            29%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     PENNSYLVANIA LIMITED FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.270            $ 9.870        $10.500        $10.550      $10.100
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.453            $ 0.472        $ 0.473        $ 0.477      $ 0.481
Net realized and unrealized
   gain (loss)                          (0.130)             0.388         (0.641)        (0.051)       0.445
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.323            $ 0.860        $(0.168)       $ 0.426      $ 0.926
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income             $(0.463)           $(0.460)       $(0.462)       $(0.476)     $(0.476)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.463)           $(0.460)       $(0.462)       $(0.476)     $(0.476)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.130            $10.270        $ 9.870        $10.500      $10.550
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.18%              8.94%         (1.57)%         3.90%        9.52%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $29,845            $28,840        $31,851        $41,048      $43,961
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.97%              0.99%          0.99%          0.94%        0.97%
   Expenses after custodian
      fee reduction(4)                    0.92%              0.96%          0.97%          0.92%        0.95%
   Net investment income                  4.41%              4.72%          4.69%          4.52%        4.67%
Portfolio Turnover                          20%                 6%            11%            16%          36%
-------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net Investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       PENNSYLVANIA LIMITED FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                               YEAR ENDED MARCH 31,
                                  ------------------------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)        1998(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $10.270            $ 9.870        $10.500        $10.550        $10.100
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.372            $ 0.397        $ 0.383        $ 0.400        $ 0.407
Net realized and unrealized
   gain (loss)                          (0.138)             0.384         (0.630)        (0.053)         0.445
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.234            $ 0.781        $(0.247)       $ 0.347        $ 0.852
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income             $(0.384)           $(0.381)       $(0.383)       $(0.397)       $(0.402)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.384)           $(0.381)       $(0.383)       $(0.397)       $(0.402)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $10.120            $10.270        $ 9.870        $10.500        $10.550
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.28%              8.08%         (2.34)%         3.33%          8.55%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 2,643            $ 2,286        $ 2,423        $ 3,787        $ 8,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.72%              1.74%          1.74%          1.69%          1.71%
   Expenses after custodian
      fee reduction(4)                    1.67%              1.71%          1.72%          1.67%          1.69%
   Net investment income                  3.63%              3.96%          3.93%          3.79%          3.95%
Portfolio Turnover                          20%                 6%            11%            16%            36%
----------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net Investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               PENNSYLVANIA LIMITED FUND -- CLASS C
                                  ---------------------------------------------------------------
                                                       YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------
                                      2002(1)(2)          2001(2)        2000(2)        1999(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.720            $ 9.340        $ 9.930        $ 9.980
-------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------
Net investment income                  $ 0.354            $ 0.376        $ 0.376        $ 0.374
Net realized and unrealized
   gain (loss)                          (0.121)             0.363         (0.605)        (0.042)
-------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.233            $ 0.739        $(0.229)       $ 0.332
-------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------
From net investment income             $(0.363)           $(0.359)       $(0.361)       $(0.382)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.363)           $(0.359)       $(0.361)       $(0.382)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.590            $ 9.720        $ 9.340        $ 9.930
-------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           2.40%              8.08%         (2.29)%         3.36%
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 7,262            $ 4,413        $ 4,221        $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.72%              1.73%          1.74%          1.71%
   Expenses after custodian
      fee reduction(4)                    1.67%              1.70%          1.72%          1.69%
   Net investment income                  3.64%              3.96%          3.95%          3.74%
Portfolio Turnover                          20%                 6%            11%            16%
-------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net Investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the, "Funds" or individually, the "Fund". The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted before) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at March 31, 2002, for each Fund except Ohio Limited Fund which was 99.1%). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective April 1, 2001, the Funds, through their investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on all fixed-income securities using the interest method of amortization. Prior to April 1, 2001, the Funds through their investment in the Portfolios, amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Funds' net assets, but resulted in the following reclassifications of the components of net assets as of April 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN COST   DECREASE IN
                                               OF INVESTMENTS   NET UNREALIZED
    FUND                                        IN PORTFOLIO     APPRECIATION
    --------------------------------------------------------------------------
    California Limited                            $16,400          $(16,400)
    Florida Limited                                 5,827            (5,827)
    Massachusetts Limited                          19,720           (19,720)
    New Jersey Limited                             14,077           (14,077)
    New York Limited                               39,949           (39,949)
    Ohio Limited                                      821              (821)
    Pennsylvania Limited                           23,157           (23,157)

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   The effect of this change for the year ended March 31, 2002 was to increase (decrease) net investment income, increase (decrease) net realized (loss), and increase (decrease) net unrealized appreciation by the following amounts:

                                                                            NET UNREALIZED
                                              NET INVESTMENT  NET REALIZED   APPRECIATION
                                              INCOME (LOSS)   GAIN (LOSS)   (DEPRECIATION)
    --------------------------------------------------------------------------------------
    California Limited                            $4,470        $(4,327)       $  (143)
    Florida Limited                                2,274          1,994         (4,268)
    Massachusetts Limited                          5,595           (178)        (5,417)
    New Jersey Limited                             4,024         (1,032)        (2,992)
    New York Limited                               7,172         (1,028)        (6,144)
    Ohio Limited                                      (8)            (3)            11
    Pennsylvania Limited                           3,473              8         (3,481)

   The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2002, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                        AMOUNT    EXPIRES
    --------------------------------------------------------------------
    California Limited Fund                   $   83,841  March 31, 2009
                                                  49,293  March 31, 2005
                                               2,010,530  March 31, 2004
                                                  22,116  March 31, 2003
    Florida Limited Fund                          80,496  March 31, 2009
                                                 355,608  March 31, 2006
                                                 133,020  March 31, 2005
                                               2,830,758  March 31, 2004
    FUND                                        AMOUNT    EXPIRES
    --------------------------------------------------------------------
    Massachusetts Limited Fund                $   35,096  March 31, 2010
                                                 136,941  March 31, 2009
                                                 197,791  March 31, 2006
                                                  30,086  March 31, 2005
                                               1,475,326  March 31, 2004
    New Jersey Limited Fund                      213,255  March 31, 2006
                                               1,649,416  March 31, 2004
    New York Limited Fund                         20,866  March 31, 2005
                                                 958,270  March 31, 2004
    Ohio Limited Fund                             69,085  March 31, 2010
                                                  36,233  March 31, 2009
                                                 762,343  March 31, 2004
                                                 551,022  March 31, 2003
    Pennsylvania Limited Fund                     59,482  March 31, 2010
                                                 245,499  March 31, 2009
                                                  25,743  March 31, 2005
                                               1,038,747  March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Other -- Investment transactions are accounted for on a trade-date basis.
2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2003, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.
3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        282,127       48,648
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  34,365       37,947
    Redemptions                                 (193,149)    (285,773)
    Exchange from Class B shares                  22,980           --
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      146,323     (199,178)
    ------------------------------------------------------------------

                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        115,430       61,188
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   1,986        1,901
    Redemptions                                 (107,548)     (94,007)
    Exchange to Class A shares                   (22,980)          --
    ------------------------------------------------------------------
    NET DECREASE                                 (13,112)     (30,918)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        239,041       95,248
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  57,335       64,505
    Redemptions                                 (424,604)    (847,376)
    Exchange from Class B shares                 337,964           --
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      209,736     (687,623)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        184,940       50,645
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   3,202        4,178
    Redemptions                                  (73,597)     (78,183)
    Exchange to Class A shares                  (337,964)          --
    ------------------------------------------------------------------
    NET DECREASE                                (223,419)     (23,360)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS C                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        286,972      129,540
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   3,063        2,963
    Redemptions                                 (107,141)    (182,484)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      182,894      (49,981)
    ------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         297,915        73,694
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   77,051        87,554
    Redemptions                                  (288,003)     (788,383)
    Exchange from Class B shares                   66,535            --
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       153,498      (627,135)
    --------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         276,084        61,973
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    7,602         5,489
    Redemptions                                   (38,299)      (54,699)
    Exchange to Class A shares                    (66,535)           --
    --------------------------------------------------------------------
    NET INCREASE                                  178,852        12,763
    --------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         354,115        24,503
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,843         5,124
    Redemptions                                   (36,457)     (256,253)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       323,501      (226,626)
    --------------------------------------------------------------------
                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         558,160        58,584
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   93,004        92,749
    Redemptions                                  (294,752)     (459,874)
    Exchange from Class B shares                   97,682            --
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       454,094      (308,541)
    --------------------------------------------------------------------

                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         226,348       118,482
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,030         5,781
    Redemptions                                   (61,408)     (113,150)
    Exchange to Class A shares                    (97,682)           --
    --------------------------------------------------------------------
    NET INCREASE                                   72,288        11,113
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         402,065        80,391
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  108,569       109,808
    Redemptions                                  (531,788)     (598,786)
    Exchange from Class B shares                  190,879            --
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       169,725      (408,587)
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         331,928        56,328
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,959         9,586
    Redemptions                                   (81,541)      (60,001)
    Exchange to Class A shares                   (190,879)           --
    --------------------------------------------------------------------
    NET INCREASE                                   65,467         5,913
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         605,703       114,935
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   11,311         5,307
    Redemptions                                  (118,441)      (46,848)
    --------------------------------------------------------------------
    NET INCREASE                                  498,573        73,394
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         241,128        17,366
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   44,769        47,682
    Redemptions                                  (185,876)     (301,869)
    Exchange from Class B shares                   59,239            --
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       159,260      (236,821)
    --------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         111,136         6,537
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    1,787         4,094
    Redemptions                                   (64,307)      (71,557)
    Exchange to Class A shares                    (59,239)           --
    --------------------------------------------------------------------
    NET DECREASE                                  (10,623)      (60,926)
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         197,133        40,635
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   55,283        57,923
    Redemptions                                  (238,147)     (516,743)
    Exchange from Class B shares                  123,678            --
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       137,947      (418,185)
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         202,562        47,988
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    3,979         4,781
    Redemptions                                   (44,475)      (75,584)
    Exchange to Class A shares                   (123,678)           --
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                        38,388       (22,815)
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                       2002          2001
    --------------------------------------------------------------------
    Sales                                         357,720       100,435
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   11,448         9,662
    Redemptions                                   (65,878)     (108,103)
    --------------------------------------------------------------------
    NET INCREASE                                  303,290         1,994
    --------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,904, $1,563, $3,118, $8,760, $3,967, $1,809 and $3,269 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2002.

   Except as to Trustees of the Funds and Portfolios who are not members of EVMs or BMRs organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the year ended March 31, 2002, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $13,022, $18,639, $22,018, $16,502, $29,952, $8,160, and
   $16,439, respectively, for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $22,202, $27,110, $34,605, and $41,291, respectively, for Class C shares, to or payable to EVD representing 0.75% of each Fund's Class B and Class C average daily net assets. At March 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $338,000, $681,000, $434,000, $393,000, $541,000, $589,000 and $248,000, respectively, for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $5,408,000, $1,341,000, $1,715,000 and $2,949,000, respectively, for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the year ended March 31, 2002, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $29,965, $49,722, $49,932, $50,179, $67,358, $23,992, and $44,163, respectively for
   Class A shares, and $2,605, $3,728, $4,404, $3,300, $5,990, $1,632, and
   $3,288, respectively for Class B shares. For the year ended March 31, 2002, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $4,440, $5,422, $6,921, and $8,258, respectively, for Class C shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 2002, EVD received approximately $2,000, $3,000, $5,000, $12,000,
   $4,000, $6,000 and $1,000, respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $500, $1,000, $2,000 and $1,000, respectively, for Class C shares.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 2002 were as follows:

    CALIFORNIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 4,263,454
    Decreases                                   3,930,572

    FLORIDA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $10,495,904
    Decreases                                  10,806,851

    MASSACHUSETTS LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 9,850,187
    Decreases                                   5,313,457

    NEW JERSEY LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 8,907,629
    Decreases                                   5,274,789

    NEW YORK LIMITED FUND
    -----------------------------------------------------
    Increases                                 $15,410,614
    Decreases                                  10,922,706

    OHIO LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 4,008,570
    Decreases                                   3,393,949

    PENNSYLVANIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 8,864,609
    Decreases                                   5,852,197

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund, and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (collectively, the "Funds") (series of Eaton Vance Investment Trust) as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust as of March 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 3, 2002

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 21.6%
------------------------------------------------------------------------
     $1,500        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03(1)                         $ 1,555,605
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,068,120
        520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                                 564,465
        500        California Statewide Communities
                   Development Corp., (Pacific Homes),
                   Prerefunded to 4/1/03, 5.90%, 4/1/09          527,015
      1,000        Sacramento, Cogeneration Authority,
                   (Proctor & Gamble), Prefunded to 7/1/05,
                   6.50%, 7/1/21                               1,124,800
------------------------------------------------------------------------
                                                             $ 4,840,005
------------------------------------------------------------------------
Hospital -- 6.1%
------------------------------------------------------------------------
     $  295        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                             $   298,292
        200        San Benito Health Care District,
                   5.375%, 10/1/12                               183,058
        200        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       184,450
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     407,424
        300        Torrance Hospital, (Torrance Memorial
                   Medical Center), 5.40%, 6/1/15                297,660
------------------------------------------------------------------------
                                                             $ 1,370,884
------------------------------------------------------------------------
Housing -- 1.5%
------------------------------------------------------------------------
     $  320        Corona SFMR, 6.05%, 5/1/27                $   327,738
------------------------------------------------------------------------
                                                             $   327,738
------------------------------------------------------------------------
Industrial Development Revenue -- 0.8%
------------------------------------------------------------------------
     $  200        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   178,688
------------------------------------------------------------------------
                                                             $   178,688
------------------------------------------------------------------------
Insured-Education -- 3.2%
------------------------------------------------------------------------
     $  475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                   $   234,165
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education (continued)
------------------------------------------------------------------------
     $  500        California Educational Facilities
                   Authority, (Santa Clara University),
                   (MBIA), 5.00%, 2/1/19                     $   491,920
------------------------------------------------------------------------
                                                             $   726,085
------------------------------------------------------------------------
Insured-Electric Utilities -- 11.7%
------------------------------------------------------------------------
     $1,000        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                     $ 1,119,590
        500        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                507,060
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17             997,280
------------------------------------------------------------------------
                                                             $ 2,623,930
------------------------------------------------------------------------
Insured-General Obligations -- 12.2%
------------------------------------------------------------------------
     $1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                     $   539,438
        750        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                                 790,875
        500        San Diego Unified School District,
                   (FSA), 5.00%, 7/1/20                          489,125
      1,000        San Juan Unified School District, (FSA),
                   0.00%, 8/1/17                                 434,030
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 478,702
------------------------------------------------------------------------
                                                             $ 2,732,170
------------------------------------------------------------------------
Insured-Hospital -- 6.6%
------------------------------------------------------------------------
     $  400        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), 6.00%, 8/15/13                     $   441,112
      1,000        Tri-City Hospital District, (MBIA),
                   5.625%, 2/15/17                             1,039,440
------------------------------------------------------------------------
                                                             $ 1,480,552
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.7%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   749,460
        505        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                533,659
------------------------------------------------------------------------
                                                             $ 1,283,119
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.6%
------------------------------------------------------------------------
     $1,000        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17           $ 1,040,910
------------------------------------------------------------------------
                                                             $ 1,040,910
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 5.1%
------------------------------------------------------------------------
     $  500        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                             $   538,925
      1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                        617,300
------------------------------------------------------------------------
                                                             $ 1,156,225
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.2%
------------------------------------------------------------------------
     $  500        Sunnyvale Financing Authority Water and
                   Wastewater, (AMBAC), 5.00%, 10/1/22       $   485,940
------------------------------------------------------------------------
                                                             $   485,940
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  250        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   225,523
------------------------------------------------------------------------
                                                             $   225,523
------------------------------------------------------------------------
Special Tax Revenue -- 14.9%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   303,744
        200        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      202,764
        200        Capistrano Unified School District,
                   5.65%, 9/1/15                                 200,526
        200        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 200,802
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        198,454
        360        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.40%, 9/2/10                           369,468
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          395,967
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      304,626
        300        Roseville Special Tax, 6.00%, 9/1/11          315,294
        200        Santa Margarita Water District,
                   6.10%, 9/1/14                                 207,874
        200        Santaluz Community Facility District No.
                   2, 5.80%, 9/1/14                              202,800
        200        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 203,700
        250        Whittier Public Financing Authority,
                   (Greenleaf Avenue Redevelopment),
                   5.50%, 11/1/16                                250,085
------------------------------------------------------------------------
                                                             $ 3,356,104
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 1.2%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   278,287
------------------------------------------------------------------------
                                                             $   278,287
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $21,571,074)                             $22,106,160
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $   353,030
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $22,459,190
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 64.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.6% to 33.7% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 8.7%
------------------------------------------------------------------------
     $1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park), 5.375%, 10/1/16  $ 1,017,980
        240        Orlando Electric Authority,
                   5.00%, 10/1/18                                236,160
        750        Orlando Utilities Commission Water and
                   Electric, 5.00%, 10/1/22                      721,245
      1,500        Tallahassee Electric Authority,
                   5.90%, 10/1/05(1)                           1,558,875
------------------------------------------------------------------------
                                                             $ 3,534,260
------------------------------------------------------------------------
General Obligations -- 3.2%
------------------------------------------------------------------------
     $1,250        Florida State Board of Education,
                   5.55%, 6/1/11                             $ 1,309,012
------------------------------------------------------------------------
                                                             $ 1,309,012
------------------------------------------------------------------------
Hospital -- 6.0%
------------------------------------------------------------------------
     $1,000        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,004,060
      1,000        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/20                               924,390
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 510,975
------------------------------------------------------------------------
                                                             $ 2,439,425
------------------------------------------------------------------------
Industrial Development Revenue -- 1.3%
------------------------------------------------------------------------
     $  500        Polk County, IDA, (Cargill Fertilizer),
                   (AMT), 5.50%, 11/1/09                     $   513,860
------------------------------------------------------------------------
                                                             $   513,860
------------------------------------------------------------------------
Insured-General Obligations -- 11.2%
------------------------------------------------------------------------
     $1,750        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 1,761,550
        520        Dade County, (MBIA), 0.00%, 10/1/06           434,491
        330        Dade County, (MBIA), 0.00%, 10/1/08           246,470
      1,000        Miami, (MBIA), 5.375%, 9/1/15(2)            1,043,770
      1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                       1,056,610
------------------------------------------------------------------------
                                                             $ 4,542,891
------------------------------------------------------------------------
Insured-Hospital -- 5.7%
------------------------------------------------------------------------
     $  750        Miami-Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.625%, 8/15/16                  $   792,847
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Orange County, Health Facilities
                   Authority, (Adventist Health
                   System/Sunbelt, Inc.), (FSA),
                   5.50%, 11/15/02                           $ 1,022,100
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 512,355
------------------------------------------------------------------------
                                                             $ 2,327,302
------------------------------------------------------------------------
Insured-Housing -- 4.8%
------------------------------------------------------------------------
     $  960        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $ 1,002,288
        890        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                                 931,429
------------------------------------------------------------------------
                                                             $ 1,933,717
------------------------------------------------------------------------
Insured-Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $  500        Saint Johns County, IDA, (Professional
                   Golf Hall of Fame), (MBIA),
                   5.00%, 9/1/20                             $   486,775
------------------------------------------------------------------------
                                                             $   486,775
------------------------------------------------------------------------
Insured-Solid Waste -- 4.5%
------------------------------------------------------------------------
     $1,750        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 1,822,380
------------------------------------------------------------------------
                                                             $ 1,822,380
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.8%
------------------------------------------------------------------------
     $  500        Cape Coral, Water and Sewer, (FSA),
                   4.80%, 7/1/09(2)                          $   514,630
        500        Jacksonville, Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/10                                323,725
      2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                              1,132,300
        770        Seminole County Sales Tax, (FGIC),
                   5.375%, 10/1/19                               784,861
------------------------------------------------------------------------
                                                             $ 2,755,516
------------------------------------------------------------------------
Insured-Transportation -- 6.8%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $ 1,019,820
      1,750        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16(3)                          1,763,475
------------------------------------------------------------------------
                                                             $ 2,783,295
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 20.5%
------------------------------------------------------------------------
     $1,750        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                    $ 1,835,680
        500        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                        500,460
        750        Hillsborough County, Capacity
                   Assessment, (FSA), 5.125%, 3/1/20             743,032
      2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                      2,177,380
      1,000        Pasco County, Water and Sewer, (FGIC),
                   5.40%, 10/1/03                              1,034,250
      1,000        Port Saint Lucie Utility, (MBIA),
                   0.00%, 9/1/15                                 501,660
      1,000        Sunrise Utilities Systems, (AMBAC),
                   5.20%, 10/1/22                              1,006,060
        500        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                526,840
------------------------------------------------------------------------
                                                             $ 8,325,362
------------------------------------------------------------------------
Nursing Home -- 3.7%
------------------------------------------------------------------------
     $  500        Citrus County IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   498,485
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                524,406
        500        Orange County, Health Facilities
                   Authority, (Westminister Community Care
                   Services), 6.50%, 4/1/12                      470,585
------------------------------------------------------------------------
                                                             $ 1,493,476
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  250        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                           $   224,515
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/14                               243,853
        595        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                                 503,192
------------------------------------------------------------------------
                                                             $   971,560
------------------------------------------------------------------------
Special Tax Revenue -- 8.5%
------------------------------------------------------------------------
     $  270        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   272,025
        400        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                                401,344
        200        Heritage Springs Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/05                                 200,552
        200        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       203,554
        410        Longleaf Community Development District,
                   6.20%, 5/1/09                                 380,952
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  380        North Springs, Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                $   395,493
      1,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                                984,000
        215        Stoneybrook West Community Development
                   District, 6.45%, 5/1/10                       216,395
        195        Vista Lakes Community Development
                   District, 6.35%, 5/1/05                       195,341
        225        Waterlefe Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/10                                 223,367
------------------------------------------------------------------------
                                                             $ 3,473,023
------------------------------------------------------------------------
Water and Sewer -- 1.8%
------------------------------------------------------------------------
     $  750        Jacksonville Electric Authority, Water
                   and Sewer, 5.125%, 10/1/19                $   737,243
------------------------------------------------------------------------
                                                             $   737,243
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $38,698,759)                             $39,449,097
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $ 1,198,028
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $40,647,125
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 63.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.6% to 27.2% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (2)  When-issued security.

 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 13.5%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   382,016
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,057,690
      1,125        Massachusetts IFA, (Babson College),
                   5.375%, 10/1/17                             1,127,745
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        501,845
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 487,080
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,058,809
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  732,907
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                500,330
------------------------------------------------------------------------
                                                             $ 5,848,422
------------------------------------------------------------------------
Electric Utilities -- 1.1%
------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Devens Electric System),
                   6.00%, 12/1/20                            $   488,220
------------------------------------------------------------------------
                                                             $   488,220
------------------------------------------------------------------------
Escrowed / Prerefunded -- 19.6%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/1/05,
                   5.75%, 3/1/18                             $   849,119
      2,000        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/1/05,
                   (AMBAC), 5.25%, 3/1/11                      2,119,400
        765        Massachusetts HEFA, (Daughters of
                   Charity), Escrowed to Maturity,
                   5.75%, 7/1/02                                 769,957
        207        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         210,656
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,036,580
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         1,986,820
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                399,968
        680        Massachusetts Water Pollution Abatement
                   Trust, Escrowed to Maturity,
                   5.25%, 8/1/14                                 715,659
        400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), Escrowed to Maturity,
                   5.30%, 7/1/09                                 425,584
------------------------------------------------------------------------
                                                             $ 8,513,743
------------------------------------------------------------------------
General Obligations -- 6.9%
------------------------------------------------------------------------
     $1,000        Boston, 5.00%, 2/1/18                     $   992,910
        500        Burlington, 5.00%, 2/1/15                     509,710
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $  500        Burlington, 5.00%, 2/1/16                 $   507,215
      1,000        Massachusetts, 5.00%, 11/1/14               1,010,300
------------------------------------------------------------------------
                                                             $ 3,020,135
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   178,330
        375        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     351,157
------------------------------------------------------------------------
                                                             $   529,487
------------------------------------------------------------------------
Hospital -- 9.7%
------------------------------------------------------------------------
     $  700        Massachusetts HEFA, (Berkshire Health
                   System), 4.50%, 10/1/05                   $   699,545
        500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                    535,810
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                732,478
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     720,795
        500        Massachusetts HEFA, (Milton Hospital),
                   5.50%, 7/1/16                                 488,135
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      799,121
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        252,177
------------------------------------------------------------------------
                                                             $ 4,228,061
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
------------------------------------------------------------------------
     $2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC), 6.625%, 7/1/03(1)  $ 2,064,780
------------------------------------------------------------------------
                                                             $ 2,064,780
------------------------------------------------------------------------
Insured-General Obligations -- 7.7%
------------------------------------------------------------------------
     $  780        Groton-Dunstable Regional School
                   District, (FSA), 5.00%, 10/15/17          $   780,998
        750        Haverhill, (FGIC), 5.00%, 6/15/17             750,615
        750        Lawrence, (MBIA), 5.00%, 3/15/13              777,885
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12       1,034,420
------------------------------------------------------------------------
                                                             $ 3,343,918
------------------------------------------------------------------------
Insured-Hospital -- 2.4%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,028,510
------------------------------------------------------------------------
                                                             $ 1,028,510
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Housing -- 1.1%
------------------------------------------------------------------------
     $  460        Massachusetts Housing Finance Agency,
                   Single Family, (AMBAC), (AMT),
                   5.15%, 12/1/12                            $   460,731
------------------------------------------------------------------------
                                                             $   460,731
------------------------------------------------------------------------
Insured-Solid Waste -- 2.5%
------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (Semass System), (MBIA),
                   5.625%, 1/1/13                            $ 1,070,780
------------------------------------------------------------------------
                                                             $ 1,070,780
------------------------------------------------------------------------
Insured-Transportation -- 3.7%
------------------------------------------------------------------------
     $1,000        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/11                             $ 1,088,790
        500        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                                 538,925
------------------------------------------------------------------------
                                                             $ 1,627,715
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.0%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,733,490
------------------------------------------------------------------------
                                                             $ 1,733,490
------------------------------------------------------------------------
Miscellaneous -- 0.8%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   343,879
------------------------------------------------------------------------
                                                             $   343,879
------------------------------------------------------------------------
Nursing Home -- 3.5%
------------------------------------------------------------------------
     $  450        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   410,792
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 510,566
        615        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                611,538
------------------------------------------------------------------------
                                                             $ 1,532,896
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   533,574
        495        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 446,485
------------------------------------------------------------------------
                                                             $   980,059
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Solid Waste -- 1.9%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $   836,500
------------------------------------------------------------------------
                                                             $   836,500
------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   511,655
------------------------------------------------------------------------
                                                             $   511,655
------------------------------------------------------------------------
Transportation -- 5.8%
------------------------------------------------------------------------
     $  215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                  $   221,811
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,257,250
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,038,410
------------------------------------------------------------------------
                                                             $ 2,517,471
------------------------------------------------------------------------
Water and Sewer -- 3.4%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   961,945
        500        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 2/1/12                          525,005
------------------------------------------------------------------------
                                                             $ 1,486,950
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.0%
   (identified cost $41,842,427)                             $42,167,402
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.0%                       $ 1,291,192
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $43,458,594
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 28.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 13.5% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 3.7%
------------------------------------------------------------------------
     $  910        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                            $   916,925
        490        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         499,521
------------------------------------------------------------------------
                                                             $ 1,416,446
------------------------------------------------------------------------
Education -- 1.6%
------------------------------------------------------------------------
     $  600        New Jersey Educational Facility
                   Authorities, (Higher Education Capital
                   Improvements), 5.00%, 9/1/15              $   606,348
------------------------------------------------------------------------
                                                             $   606,348
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.2%
------------------------------------------------------------------------
     $2,030        New Jersey EDA, (Princeton Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                           $ 1,232,129
------------------------------------------------------------------------
                                                             $ 1,232,129
------------------------------------------------------------------------
General Obligations -- 10.1%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   561,850
      1,000        New Jersey, 4.50%, 2/1/18                     935,370
        500        New Jersey, 5.25%, 7/1/15                     521,595
      1,050        Puerto Rico, 0.00%, 7/1/08                    800,131
      1,000        South Brunswick, 7.125%, 7/15/02            1,015,190
------------------------------------------------------------------------
                                                             $ 3,834,136
------------------------------------------------------------------------
Hospital -- 8.4%
------------------------------------------------------------------------
     $  500        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.00%, 7/1/12(1)    $   528,525
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.45%, 7/1/02         1,009,690
        450        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.125%, 1/1/20                                465,345
        500        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.60%, 7/1/15                                 518,170
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  680        New Jersey Health Care Facilities
                   Financing Authority,
                   (St. Elizabeth's Hospital),
                   5.75%, 7/1/08                             $   684,542
------------------------------------------------------------------------
                                                             $ 3,206,272
------------------------------------------------------------------------
Industrial Development Revenue -- 5.9%
------------------------------------------------------------------------
     $  350        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess),
                   6.875%, 12/1/22                           $   355,890
        420        New Jersey Economic Development
                   Authority PCR, (Pseg Power),
                   5.00%, 3/1/12                                 417,228
        350        New Jersey EDA, (American Airlines
                   Inc.), (AMT), 7.10%, 11/1/31                  317,366
        300        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                         263,280
        115        New Jersey EDA, (Economic Growth), LOC:
                   Bank of Paris, (AMT), 6.00%, 12/1/02          117,561
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 456,250
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                326,775
------------------------------------------------------------------------
                                                             $ 2,254,350
------------------------------------------------------------------------
Insured-Education -- 5.0%
------------------------------------------------------------------------
     $1,000        New Jersey Economic Development
                   Authority, (School Facility), (AMBAC),
                   5.25%, 6/15/16                            $ 1,026,000
        900        New Jersey Educational Facilities
                   Authority, (Ramapo College), (AMBAC),
                   4.60%, 7/1/14                                 889,560
------------------------------------------------------------------------
                                                             $ 1,915,560
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.8%
------------------------------------------------------------------------
     $  560        Cape May County Industrial Pollution
                   Control Financing Authority, (Atlantic
                   City Electric Co,), (MBIA),
                   6.80%, 3/1/21                             $   673,977
------------------------------------------------------------------------
                                                             $   673,977
------------------------------------------------------------------------
Insured-General Obligations -- 31.6%
------------------------------------------------------------------------
     $  440        Branchburg Township Board of Education,
                   (FSA), 4.625%, 2/1/11                     $   448,294
      1,175        Edison, (AMBAC), 4.70%, 1/1/04(2)           1,212,483
        750        Freehold Regional High School District,
                   (FGIC), 5.00%, 3/1/18                         752,018

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  720        Hillsborough Township School District,
                   (FSA), 5.375%, 10/1/18                    $   752,162
        750        Hunterdon Central Regional High School
                   District, (FSA), 4.75%, 5/1/12                767,798
      1,200        Kearney, (FSA), 6.50%, 2/1/04(3)            1,228,524
        500        Monmouth County Improvements Authority,
                   (AMBAC), 5.00%, 12/1/11                       522,800
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         770,994
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         862,067
        700        Montville Township, (AMBAC),
                   4.20%, 8/1/12                                 682,584
        500        Newark, (MBIA), 5.375%, 12/15/12              535,735
        255        Ocean Township Board of Education,
                   (FGIC), 4.50%, 8/1/12                         256,770
        850        Roselle, (MBIA), 4.65%, 10/15/03(3)           878,186
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,052,300
      1,300        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15                      1,320,501
------------------------------------------------------------------------
                                                             $12,043,216
------------------------------------------------------------------------
Insured-Hospital -- 7.8%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,442,350
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               1,527,834
------------------------------------------------------------------------
                                                             $ 2,970,184
------------------------------------------------------------------------
Insured-Other Revenue -- 2.8%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                   $   532,090
        500        Trenton Parking Authority, (FGIC),
                   5.125%, 4/1/12                                522,745
------------------------------------------------------------------------
                                                             $ 1,054,835
------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 1.1%
------------------------------------------------------------------------
     $  400        Rahway Geriatrics Center Inc., (MBIA),
                   5.25%, 5/1/15                             $   417,132
------------------------------------------------------------------------
                                                             $   417,132
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
------------------------------------------------------------------------
     $  250        Bergen County Utilities Authority, Solid
                   Waste System, (FGIC), 6.00%, 6/15/02      $   252,188
------------------------------------------------------------------------
                                                             $   252,188
------------------------------------------------------------------------
Insured-Transportation -- 2.1%
------------------------------------------------------------------------
     $  500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                             $   537,995
        250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       249,570
------------------------------------------------------------------------
                                                             $   787,565
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.9%
------------------------------------------------------------------------
     $  180        Atlantic Highlands Sewer Authority,
                   (FGIC), 4.00%, 1/1/11                     $   173,471
        185        Atlantic Highlands Sewer Authority,
                   (FGIC), 4.125%, 1/1/12                        178,636
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                                266,567
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                250,131
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                235,486
------------------------------------------------------------------------
                                                             $ 1,104,291
------------------------------------------------------------------------
Nursing Home -- 1.3%
------------------------------------------------------------------------
     $  500        New Jersey EDA, (Masonic Charity
                   Foundation), 4.80%, 6/1/11                $   499,415
------------------------------------------------------------------------
                                                             $   499,415
------------------------------------------------------------------------
Senior Living / Life Care -- 2.5%
------------------------------------------------------------------------
     $  470        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   380,089
        300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                                 281,331
        300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                                 271,158
------------------------------------------------------------------------
                                                             $   932,578
------------------------------------------------------------------------
Solid Waste -- 0.8%
------------------------------------------------------------------------
     $  300        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   296,697
------------------------------------------------------------------------
                                                             $   296,697
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $  350        New Jersey EDA, (Kapkowski Road
                   Landfill), 6.375%, 4/1/18                 $   389,508
------------------------------------------------------------------------
                                                             $   389,508
------------------------------------------------------------------------
Transportation -- 5.2%
------------------------------------------------------------------------
     $1,000        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(4)(5)              $   998,330
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                      1,000,090
------------------------------------------------------------------------
                                                             $ 1,998,420
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.5%
   (identified cost $37,187,806)                             $37,885,247
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.5%                       $   191,046
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $38,076,293
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 56.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.9% to 17.3% of total investments.

 (1)  When-issued security.

 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (4)  Security has been issued as an inverse floater bond.

 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 0.9%
------------------------------------------------------------------------
     $  600        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                             $   531,780
------------------------------------------------------------------------
                                                             $   531,780
------------------------------------------------------------------------
Education -- 1.3%
------------------------------------------------------------------------
     $  600        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                            $   626,934
        105        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                                107,321
------------------------------------------------------------------------
                                                             $   734,255
------------------------------------------------------------------------
Electric Utilities -- 1.8%
------------------------------------------------------------------------
     $1,000        Long Island Power Authority, Electric
                   System Revenue, 5.25%, 12/1/02            $ 1,021,690
------------------------------------------------------------------------
                                                             $ 1,021,690
------------------------------------------------------------------------
General Obligations -- 4.5%
------------------------------------------------------------------------
     $1,000        New York City, 0.00%, 8/1/08              $   748,480
      1,000        New York City, 0.00%, 8/1/08                  748,480
      1,000        New York City, 6.375%, 8/1/06               1,029,090
------------------------------------------------------------------------
                                                             $ 2,526,050
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.4%
------------------------------------------------------------------------
     $  365        Suffolk County IDA, (Alliance of Long
                   Island Agencies), 7.50%, 9/1/15           $   372,563
        400        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                     396,044
------------------------------------------------------------------------
                                                             $   768,607
------------------------------------------------------------------------
Hospital -- 11.5%
------------------------------------------------------------------------
     $  500        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $   458,705
        580        Fulton County IDA, (Nathan Littauer
                   Hospital), 5.75%, 11/1/09                     541,894
        300        Nassau County Industrial Development
                   Agency, (North Shore Health System),
                   5.875%, 11/1/11                               294,006
      1,000        New York Dormitory Authority, (Child
                   Care Facility), 5.375%, 4/1/14              1,047,290
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $2,000        New York Dormitory Authority,
                   (Department of Health), 5.375%, 7/1/08    $ 2,107,760
        500        New York Dormitory Authority, (Lenox
                   Hill Hospital), 5.75%, 7/1/17                 516,985
      1,000        New York State HFA, Health Facilities,
                   6.375%, 11/1/03                             1,054,940
        500        Oneida County IDA, (St. Elizabeth
                   Medical Center), 5.50%, 12/1/10               476,870
------------------------------------------------------------------------
                                                             $ 6,498,450
------------------------------------------------------------------------
Housing -- 5.1%
------------------------------------------------------------------------
     $  770        New York City Housing Development Corp.,
                   MFMR, 5.625%, 5/1/12                      $   792,723
        500        New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                520,530
      1,500        New York State Mortgage Agency, (AMT),
                   6.45%, 10/1/21                              1,582,710
------------------------------------------------------------------------
                                                             $ 2,895,963
------------------------------------------------------------------------
Industrial Development Revenue -- 4.5%
------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (IBM), (AMT),
                   5.45%, 12/1/29                            $ 1,038,320
        250        Onondaga County, IDA, (Senior Air
                   Cargo), (AMT), 6.125%, 1/1/32                 245,640
      1,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,257,090
------------------------------------------------------------------------
                                                             $ 2,541,050
------------------------------------------------------------------------
Insured-Education -- 6.2%
------------------------------------------------------------------------
     $1,000        New York Dormitory Authority Revenue,
                   (State University Educational
                   Facilities), (FSA), 5.75%, 5/15/17        $ 1,090,570
      1,075        New York Dormitory Authority, (Mt. Sinai
                   School of Medicine), (MBIA),
                   6.75%, 7/1/09                               1,100,897
      1,000        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.50%, 7/1/19         1,055,490
        250        Niagara County IDA, (Niagara
                   University), (AMBAC), 5.25%, 10/1/18          257,110
------------------------------------------------------------------------
                                                             $ 3,504,067
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $  500        Long Island Power Authority, Electric
                   System Revenue, (FSA), 0.00%, 6/1/15      $   260,685

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $  500        Long Island Power Authority, Electric
                   System Revenue, (FSA), 5.00%, 12/1/18     $   491,915
------------------------------------------------------------------------
                                                             $   752,600
------------------------------------------------------------------------
Insured-Hospital -- 3.0%
------------------------------------------------------------------------
     $1,600        New York Dormitory Authority, (Memorial
                   Sloan Kettering Cancer Center), (MBIA),
                   5.50%, 7/1/17                             $ 1,703,072
------------------------------------------------------------------------
                                                             $ 1,703,072
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.5%
------------------------------------------------------------------------
     $  250        New York Urban Development Corp.,
                   (Correctional Facilities), (AMBAC),
                   5.25%, 1/1/15                             $   256,600
------------------------------------------------------------------------
                                                             $   256,600
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.4%
------------------------------------------------------------------------
     $2,250        New York Local Government Assistance
                   Corp., (MBIA), 0.00%, 4/1/13              $ 1,332,630
------------------------------------------------------------------------
                                                             $ 1,332,630
------------------------------------------------------------------------
Insured-Transportation -- 9.0%
------------------------------------------------------------------------
     $1,000        Metropolitan Transportation Authority,
                   (FGIC), 5.25%, 7/1/17                     $ 1,020,780
      2,240        Metropolitan Transportation Authority,
                   (FGIC), 5.70%, 7/1/10(1)                    2,405,402
        500        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(2)(3)            570,980
      1,000        Puerto Rico Commonwealth Highway and
                   Transportation Authority, (FSA),
                   5.50%, 7/1/17                               1,077,850
------------------------------------------------------------------------
                                                             $ 5,075,012
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 10.0%
------------------------------------------------------------------------
     $2,000        New York State Energy Research and
                   Development Authority, (Western NY
                   Nuclear Service Center), 6.00%, 4/1/06    $ 2,162,540
      1,485        New York State Thruway Authority,
                   Special Obligations, 0.00%, 1/1/04          1,403,770
      1,000        New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10           1,066,150
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of Participation (continued)
------------------------------------------------------------------------
     $1,000        New York Thruway Authority,
                   5.75%, 4/1/16                             $ 1,050,400
------------------------------------------------------------------------
                                                             $ 5,682,860
------------------------------------------------------------------------
Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $  700        New York, United Nations Development
                   Corp., 5.00%, 7/1/06                      $   700,553
------------------------------------------------------------------------
                                                             $   700,553
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  455        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $   469,437
        400        Mt. Vernon IDA, (Wartburg Senior
                   Housing, Inc.), 6.15%, 6/1/19                 361,112
        500        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                520,665
------------------------------------------------------------------------
                                                             $ 1,351,214
------------------------------------------------------------------------
Solid Waste -- 1.3%
------------------------------------------------------------------------
     $  750        Hempstead IDA, (American Refuel),
                   5.00%, 12/1/10                            $   758,985
------------------------------------------------------------------------
                                                             $   758,985
------------------------------------------------------------------------
Special Tax Revenue -- 8.9%
------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 4.75%, 11/15/23                $   919,380
      1,000        New York City Transitional Finance
                   Authority, 5.00%, 5/1/16                      994,460
      3,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                        3,122,520
------------------------------------------------------------------------
                                                             $ 5,036,360
------------------------------------------------------------------------
Transportation -- 9.1%
------------------------------------------------------------------------
     $3,000        Port Authority of New York and New
                   Jersey, (AMT), 6.00%, 7/1/14              $ 3,134,880
      1,000        Triborough Bridge and Tunnel Authority,
                   5.25%, 1/1/17                               1,018,730
      1,000        Triborough Bridge and Tunnel Authority,
                   5.375%, 1/1/19                              1,022,820
------------------------------------------------------------------------
                                                             $ 5,176,430
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 10.5%
------------------------------------------------------------------------
     $2,000        New York City Municipal Water Finance
                   Authority, 5.125%, 6/15/21                $ 1,963,880
      1,825        New York City Municipal Water Finance
                   Authority, 5.70%, 6/15/02                   1,840,020
      1,500        New York Environmental Facility Corp.
                   Pollution Control, 5.75%, 6/15/10           1,644,180
        500        New York Environmental Facility Corp.,
                   Clean Water, (New York City Municipal
                   Water), 5.25%, 6/15/14                        521,040
------------------------------------------------------------------------
                                                             $ 5,969,120
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.8%
   (identified cost $53,624,061)                             $54,817,348
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.2%                       $ 1,802,110
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $56,619,458
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 22.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 8.6% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 94.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.8%
------------------------------------------------------------------------
     $  500        Ohio University General Receipts,
                   5.25%, 12/1/17                            $   506,695
------------------------------------------------------------------------
                                                             $   506,695
------------------------------------------------------------------------
Electric Utilities -- 1.4%
------------------------------------------------------------------------
     $  250        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20           $   252,032
------------------------------------------------------------------------
                                                             $   252,032
------------------------------------------------------------------------
General Obligations -- 11.7%
------------------------------------------------------------------------
     $  100        Cuyahoga County, Sewer Improvement
                   District, 5.45%, 12/1/15                  $   102,711
        500        Hamilton School District,
                   6.15%, 12/1/15                                565,725
        300        Kings County Local School District,
                   7.60%, 12/1/10                                334,374
        500        Ohio, 0.00%, 8/1/04                           464,630
        500        Ohio, 0.00%, 8/1/05                           442,855
        250        Ohio, 0.00%, 8/1/08                           188,762
------------------------------------------------------------------------
                                                             $ 2,099,057
------------------------------------------------------------------------
Hospital -- 8.5%
------------------------------------------------------------------------
     $1,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $ 1,023,540
        250        Parma, Hospital Improvement, (Parma
                   Community General Hospital Association),
                   5.25%, 11/1/13                                243,950
        250        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                              258,360
------------------------------------------------------------------------
                                                             $ 1,525,850
------------------------------------------------------------------------
Housing -- 3.5%
------------------------------------------------------------------------
     $  290        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28(1)                   $   147,822
        500        Ohio Housing Finance Agency Mortgage,
                   (AMT), 4.55%, 9/1/11                          486,385
------------------------------------------------------------------------
                                                             $   634,207
------------------------------------------------------------------------
Industrial Development Revenue -- 6.7%
------------------------------------------------------------------------
     $  250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                     $   261,437
        500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18           372,260
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  550        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04    $   571,136
------------------------------------------------------------------------
                                                             $ 1,204,833
------------------------------------------------------------------------
Insured-Education -- 3.9%
------------------------------------------------------------------------
     $  700        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   702,968
------------------------------------------------------------------------
                                                             $   702,968
------------------------------------------------------------------------
Insured-General Obligations -- 26.6%
------------------------------------------------------------------------
     $  200        Amherst School District, (FGIC),
                   5.00%, 12/1/11                            $   207,842
        250        Athens City School District, (FSA),
                   5.45%, 12/1/10                                268,837
        265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                       166,290
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        185,315
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        253,562
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                521,690
        175        Sciota Valley and Ross County School
                   District, (FGIC), 0.00%, 12/1/11              109,814
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16         1,131,940
        600        Springfield City School District, Clark
                   County, (FGIC), 5.00%, 12/1/17                593,856
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       533,885
        250        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12(2)                             281,145
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                501,078
------------------------------------------------------------------------
                                                             $ 4,755,254
------------------------------------------------------------------------
Insured-Hospital -- 7.3%
------------------------------------------------------------------------
     $  750        Akron, Bath and Copley Township,
                   Hospital District, (Childrens Hospital
                   Center), (FSA), 5.25%, 11/15/15           $   768,068
        500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                        534,355
------------------------------------------------------------------------
                                                             $ 1,302,423
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.1%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   559,160
------------------------------------------------------------------------
                                                             $   559,160
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.0%
------------------------------------------------------------------------
     $  500        Ohio Building Authority, (FSA),
                   5.50%, 10/1/11                            $   538,530
------------------------------------------------------------------------
                                                             $   538,530
------------------------------------------------------------------------
Insured-Transportation -- 6.2%
------------------------------------------------------------------------
     $  300        Cleveland Airport System, (FSA),
                   5.25%, 1/1/14                             $   307,920
        750        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                                792,833
------------------------------------------------------------------------
                                                             $ 1,100,753
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.1%
------------------------------------------------------------------------
     $  200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $   202,600
------------------------------------------------------------------------
                                                             $   202,600
------------------------------------------------------------------------
Nursing Home -- 4.3%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   541,500
         50        Fairfield EDA, (Beverly Enterprises),
                   8.50%, 1/1/03                                  50,587
        200        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                 170,136
------------------------------------------------------------------------
                                                             $   762,223
------------------------------------------------------------------------
Pooled Loans -- 2.2%
------------------------------------------------------------------------
     $  200        Toledo Lucas County Port Authority,
                   (Northwest Ohio Bond Fund), (Alex
                   Products), (AMT), 6.125%, 11/15/09        $   206,870
        200        Toledo Lucas County Port Authority,
                   (Northwest Ohio Bond Fund), (Superior),
                   5.10%, 5/15/12                                183,546
------------------------------------------------------------------------
                                                             $   390,416
------------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
------------------------------------------------------------------------
     $  250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                            $   211,298
------------------------------------------------------------------------
                                                             $   211,298
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  202        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   205,831
------------------------------------------------------------------------
                                                             $   205,831
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.7%
   (identified cost $16,925,592)                             $16,954,130
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.3%                       $   952,654
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,906,784
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 52.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.8% to 24.3% of total investments.

 (1)  Non-income producing security.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $  350        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   372,575
        600        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10       629,940
------------------------------------------------------------------------
                                                             $ 1,002,515
------------------------------------------------------------------------
Electric Utilities -- 1.0%
------------------------------------------------------------------------
     $  400        York County, IDA Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $   390,440
------------------------------------------------------------------------
                                                             $   390,440
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.4%
------------------------------------------------------------------------
     $1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   Escrowed to Maturity, 5.75%, 7/15/10      $ 1,291,548
        500        Pleasant Valley School District, (FGIC),
                   Prerefunded to 9/01/07, 5.00%, 9/1/10         521,870
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        1,943,950
------------------------------------------------------------------------
                                                             $ 3,757,368
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  250        Allegheny County, IDA, (Residential
                   Resources, Inc.), 6.50%, 9/1/21           $   240,920
------------------------------------------------------------------------
                                                             $   240,920
------------------------------------------------------------------------
Hospital -- 11.5%
------------------------------------------------------------------------
     $  500        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Health
                   System), 8.65%, 11/15/05                  $   517,265
      1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital),
                   6.50%, 11/15/08                               951,880
        425        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                                 427,656
        650        Hazleton Health Services Authority, (St.
                   Joseph's Hospital), 5.85%, 7/1/06             664,950
        140        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03          141,336
        500        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), 6.25%, 1/15/18                       517,905
      1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                  $ 1,354,455
------------------------------------------------------------------------
                                                             $ 4,575,447
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 5.1%
------------------------------------------------------------------------
     $  700        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                            $   673,050
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               638,310
        750        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19        733,440
------------------------------------------------------------------------
                                                             $ 2,044,800
------------------------------------------------------------------------
Insured-Education -- 6.2%
------------------------------------------------------------------------
     $1,500        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16       $ 1,485,855
        700        Montgomery County HEFA, (Saint Joseph's
                   University), (CLEE), 6.00%, 12/15/02          719,789
        250        University of Pittsburgh, (FGIC),
                   5.125%, 6/1/22                                245,357
------------------------------------------------------------------------
                                                             $ 2,451,001
------------------------------------------------------------------------
Insured-General Obligations -- 28.5%
------------------------------------------------------------------------
     $1,020        Cornwall Lebanon School District, (FSA),
                   0.00%, 3/15/16                            $   483,378
      1,000        Council Rock School District, (MBIA),
                   5.00%, 11/15/19                               976,470
      1,250        Cranberry Township, (FGIC),
                   5.00%, 12/1/20                              1,217,200
      1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12           975,196
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            856,333
      1,000        Palmyra Area School District, (FGIC),
                   5.00%, 5/1/17                                 987,960
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,007,520
      1,000        Philadelphia School District, (FSA),
                   5.50%, 2/1/17                               1,032,530
      1,000        Pittsburgh, (AMBAC), 5.25%, 9/1/22            996,850
      1,000        Reading School District, (FGIC),
                   0.00%, 1/15/12                                614,650
      1,000        Spring-Ford Area School District, (FSA),
                   5.00%, 9/1/19                                 975,540
      1,250        Sto-Rox School District, (FGIC),
                   5.125%, 12/15/22                            1,229,537
------------------------------------------------------------------------
                                                             $11,353,164
------------------------------------------------------------------------
Insured-Hospital -- 4.0%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,058,049
        500        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.375%, 7/1/14                            $   522,825
------------------------------------------------------------------------
                                                             $ 1,580,874
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.0%
------------------------------------------------------------------------
     $1,500        Cambria County IDA, (Pennsylvania
                   Electric), (MBIA), 5.35%, 11/1/10         $ 1,598,205
------------------------------------------------------------------------
                                                             $ 1,598,205
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.3%
------------------------------------------------------------------------
     $  500        Pennsylvania Public School Building
                   Authority, (Garnet Valley School
                   District), (AMBAC), 5.50%, 2/1/20         $   511,375
------------------------------------------------------------------------
                                                             $   511,375
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   334,957
------------------------------------------------------------------------
                                                             $   334,957
------------------------------------------------------------------------
Insured-Transportation -- 10.5%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport, (MBIA),
                   5.75%, 1/1/10                             $ 1,055,220
        590        Allegheny County Airport, (MBIA),
                   5.75%, 1/1/12                                 627,778
      1,000        Pennsylvania Turnpike Commission,
                   Registration Fee Revenue, (AMBAC),
                   5.125%, 7/15/22                               980,150
      1,000        Philadelphia Airport, (FGIC),
                   5.375%, 7/1/14                              1,010,540
        500        Southeastern Pennsylvania Transportation
                   Authority, (FGIC), 5.25%, 3/1/16              508,710
------------------------------------------------------------------------
                                                             $ 4,182,398
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.2%
------------------------------------------------------------------------
     $  500        Allegheny County, Sanitation Authority,
                   (MBIA), 5.00%, 12/1/19                    $   487,650
------------------------------------------------------------------------
                                                             $   487,650
------------------------------------------------------------------------
Nursing Home -- 1.6%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.30%, 6/1/02      $   250,007
        250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03          249,690
        120        Clarion County IDA, (Beverly
                   Enterprises), 5.50%, 5/1/03               $   119,580
------------------------------------------------------------------------
                                                             $   619,277
------------------------------------------------------------------------
Senior Living / Life Care -- 6.9%
------------------------------------------------------------------------
     $  610        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                             $   619,504
        490        Cliff House Trust, (AMT),
                   6.625%, 6/1/27                                443,249
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community) ,
                   6.00%, 8/15/11                            $   329,560
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       249,790
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       520,741
        400        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05(1)                      412,300
        185        Lancaster County Hospital Authority,
                   (Willow Valley Retirement),
                   5.55%, 6/1/15                                 182,858
------------------------------------------------------------------------
                                                             $ 2,758,002
------------------------------------------------------------------------
Transportation -- 2.0%
------------------------------------------------------------------------
     $  830        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   809,831
------------------------------------------------------------------------
                                                             $   809,831
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $38,375,212)                             $38,698,224
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $ 1,140,599
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $39,838,823
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 62.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.4% to 23.6% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $21,571,074        $38,698,759        $41,842,427
   Unrealized appreciation                   535,086            750,338            324,975
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $22,106,160        $39,449,097        $42,167,402
---------------------------------------------------------------------------------------------
Cash                                     $    73,476        $ 1,812,360        $   722,756
Receivable for investments sold                   --            160,000              5,000
Interest receivable                          273,863            749,715            554,211
Receivable for daily variation
   margin on open financial futures
   contracts                                  11,401             16,031             15,187
Prepaid expenses                                  94                171                171
---------------------------------------------------------------------------------------------
TOTAL ASSETS                             $22,464,994        $42,187,374        $43,464,727
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for when-issued securities       $        --        $ 1,532,579        $        --
Accrued expenses                               5,804              7,670              6,133
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $     5,804        $ 1,540,249        $     6,133
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $21,906,119        $39,798,793        $43,134,514
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          553,071            848,332            324,080
---------------------------------------------------------------------------------------------
TOTAL                                    $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $37,187,806        $53,624,061        $16,925,592        $38,375,212
   Unrealized appreciation                   697,441          1,193,287             28,538            323,012
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $37,885,247        $54,817,348        $16,954,130        $38,698,224
----------------------------------------------------------------------------------------------------------------
Cash                                     $   168,372        $   892,471        $   705,845        $   621,200
Interest receivable                          539,722            904,053            245,169            504,628
Receivable for daily variation
   margin on open financial
   futures contracts                          18,562             12,656              8,437             20,271
Prepaid expenses                                 152                247                 74                171
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $38,612,055        $56,626,775        $17,913,655        $39,844,494
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for when-issued securities       $   529,192        $        --        $        --        $        --
Accrued expenses                               6,570              7,317              6,871              5,671
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   535,762        $     7,317        $     6,871        $     5,671
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $37,380,782        $55,426,008        $17,879,078        $39,467,898
Net unrealized appreciation
   (computed on the basis of
   identified cost)                          695,511          1,193,450             27,706            370,925
----------------------------------------------------------------------------------------------------------------
TOTAL                                    $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                                 $1,127,841         $2,057,220         $2,102,253
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,127,841         $2,057,220         $2,102,253
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                   $   99,084         $  178,249         $  182,856
Trustees fees and expenses                      207              2,060              2,059
Legal and accounting services                17,261             14,465             17,029
Custodian fee                                18,689             27,761             29,987
Miscellaneous                                 5,972              8,319              6,569
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  141,213         $  230,854         $  238,500
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    5,027         $    8,693         $   12,976
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    5,027         $    8,693         $   12,976
---------------------------------------------------------------------------------------------

NET EXPENSES                             $  136,186         $  222,161         $  225,524
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $  991,655         $1,835,059         $1,876,729
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   40,820         $  151,986         $   (9,984)
   Financial futures contracts              (14,177)           (54,638)            69,645
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                        $   26,643         $   97,348         $   59,661
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $ (430,532)        $ (522,904)        $ (610,546)
   Financial futures contracts               25,545             96,837            (18,026)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $ (404,987)        $ (426,067)        $ (628,572)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $ (378,344)        $ (328,719)        $ (568,911)
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  613,311         $1,506,340         $1,307,818
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                 $1,929,339         $ 2,815,659         $ 888,681         $1,978,885
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,929,339         $ 2,815,659         $ 888,681         $1,978,885
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $  165,087         $   245,333         $  78,577         $  171,095
Trustees fees and expenses                    2,059               7,607               206              2,060
Legal and accounting services                19,364              13,931            17,756             17,755
Custodian fee                                27,916              36,787            16,919             27,307
Miscellaneous                                 8,790               7,579             7,482              8,831
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  223,216         $   311,237         $ 120,940         $  227,048
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    9,533         $    15,742         $   4,645         $   16,884
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    9,533         $    15,742         $   4,645         $   16,884
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  213,683         $   295,495         $ 116,295         $  210,164
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $1,715,656         $ 2,520,164         $ 772,386         $1,768,721
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  130,592         $   193,049         $(114,371)        $  (47,914)
   Financial futures contracts               80,385              37,824            42,325              2,324
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $  210,977         $   230,873         $ (72,046)        $  (45,590)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $ (807,123)        $(1,173,003)        $(186,418)        $ (521,993)
   Financial futures contracts              (13,351)            (16,968)           (9,398)            43,500
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $ (820,474)        $(1,189,971)        $(195,816)        $ (478,493)
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $ (609,497)        $  (959,098)        $(267,862)        $ (524,083)
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $1,106,159         $ 1,561,066         $ 504,524         $1,244,638
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   991,655       $  1,835,059        $ 1,876,729
   Net realized gain                          26,643             97,348             59,661
   Net change in unrealized
      appreciation (depreciation)           (404,987)          (426,067)          (628,572)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   613,311       $  1,506,340        $ 1,307,818
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,263,454       $ 10,495,904        $ 9,850,187
   Withdrawals                            (3,930,572)       (10,806,851)        (5,313,457)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $   332,882       $   (310,947)       $ 4,536,730
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $   946,193       $  1,195,393        $ 5,844,548
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $21,512,997       $ 39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $22,459,190       $ 40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                      NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,715,656       $  2,520,164        $   772,386        $ 1,768,721
   Net realized gain (loss)               210,977            230,873            (72,046)           (45,590)
   Net change in unrealized
      appreciation (depreciation)        (820,474)        (1,189,971)          (195,816)          (478,493)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,106,159       $  1,561,066        $   504,524        $ 1,244,638
-------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
   Withdrawals                         (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $ 3,632,840       $  4,487,908        $   614,621        $ 3,012,412
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            $ 4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
-------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of year                  $33,337,294       $ 50,570,484        $16,787,639        $35,581,773
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $38,076,293       $ 56,619,458        $17,906,784        $39,838,823
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,043,438       $  2,023,629       $  1,997,752
   Net realized loss                        (131,710)          (135,142)          (151,411)
   Net change in unrealized
      appreciation                         1,335,861          2,007,137          1,766,969
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,247,589       $  3,895,624       $  3,613,310
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,150,227       $  2,659,254       $  1,632,011
   Withdrawals                            (4,488,581)       (12,125,855)       (11,820,707)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(3,338,354)      $ (9,466,601)      $(10,188,696)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,090,765)      $ (5,570,977)      $ (6,575,386)
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $22,603,762       $ 45,022,709       $ 44,189,432
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $21,512,997       $ 39,451,732       $ 37,614,046
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,718,138        $ 2,478,951        $   857,371        $ 1,839,702
   Net realized gain (loss)                   57,319            115,850            (51,132)           (88,171)
   Net change in unrealized
      appreciation                         1,256,981          2,415,671            664,608          1,453,706
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 3,032,438        $ 5,010,472        $ 1,470,847        $ 3,205,237
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,705,814        $ 2,327,210        $   228,623        $ 1,825,648
   Withdrawals                            (6,521,874)        (8,442,369)        (3,916,885)        (8,084,130)
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(4,816,060)       $(6,115,159)       $(3,688,262)       $(6,258,482)
----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,783,622)       $(1,104,687)       $(2,217,415)       $(3,053,245)
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $35,120,916        $51,675,171        $19,005,054        $38,635,018
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 CALIFORNIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.65%        0.67%       0.66%       0.62%       0.61%
   Expenses after custodian
      fee reduction                    0.63%        0.64%       0.66%       0.61%       0.59%
   Net investment income               4.56%        4.77%       4.84%       4.67%       4.86%
Portfolio Turnover                        9%           8%         13%         29%         40%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.04%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $22,459      $21,513     $22,604     $28,678     $34,297
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   FLORIDA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.60%        0.61%       0.62%       0.59%       0.58%
   Expenses after custodian
      fee reduction                    0.57%        0.59%       0.59%       0.57%       0.55%
   Net investment income               4.74%        4.89%       4.87%       4.68%       4.90%
Portfolio Turnover                       15%           7%         16%         16%         38%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        4.06%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $40,647      $39,452     $45,023     $59,948     $72,241
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                MASSACHUSETTS LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.59%        0.62%       0.61%       0.60%       0.60%
   Expenses after custodian
      fee reduction                    0.56%        0.59%       0.58%       0.57%       0.56%
   Net investment income               4.70%        5.01%       4.92%       4.67%       4.90%
Portfolio Turnover                        8%           8%         15%         19%         46%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.53%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $43,459      $37,614     $44,189     $51,543     $56,583
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 NEW JERSEY LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.62%        0.63%       0.63%       0.62%       0.62%
   Expenses after custodian
      fee reduction                    0.60%        0.61%       0.60%       0.62%       0.61%
   Net investment income               4.80%        5.06%       5.01%       4.78%       4.91%
Portfolio Turnover                       17%          11%         15%         13%         21%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.16%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $38,076      $33,337     $35,121     $39,781     $45,540
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  NEW YORK LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.58%        0.60%       0.61%       0.59%       0.61%
   Expenses after custodian
      fee reduction                    0.55%        0.58%       0.58%       0.59%       0.59%
   Net investment income               4.70%        4.90%       4.95%       4.74%       4.81%
Portfolio Turnover                       11%          10%         18%         17%         53%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.01%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $56,619      $50,570     $51,675     $65,873     $74,691
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    OHIO LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.70%        0.78%       0.69%       0.67%       0.64%
   Expenses after custodian
      fee reduction                    0.67%        0.74%       0.66%       0.64%       0.64%
   Net investment income               4.47%        4.91%       5.00%       4.85%       5.05%
Portfolio Turnover                       19%          17%         13%         19%         29%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.08%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $17,907      $16,788     $19,005     $22,801     $24,216
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                PENNSYLVANIA LIMITED PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.61%        0.64%       0.63%       0.62%       0.60%
   Expenses after custodian
      fee reduction                    0.56%        0.61%       0.61%       0.60%       0.58%
   Net investment income               4.75%        5.04%       5.03%       4.83%       5.03%
Portfolio Turnover                       20%           6%         11%         16%         36%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        3.56%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $39,839      $35,582     $38,635     $50,771     $57,708
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium or discount. Effective April 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to April 1, 2001, the Portfolios amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of April 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    California Limited                          $16,400       $(16,400)
    Florida Limited                               5,827         (5,827)
    Massachusetts Limited                        19,720        (19,720)
    New Jersey Limited                           14,077        (14,077)
    New York Limited                             39,949        (39,949)
    Ohio Limited                                    821           (821)
    Pennsylvania Limited                         23,157        (23,157)

   The effect of this change for the year ended March 31, 2002 was to increase (decrease) net investment income, increase (decrease) net realized gain
   (loss), and increase (decrease) net unrealized appreciation by the following amounts:

                                                                            NET UNREALIZED
                                              NET INVESTMENT  NET REALIZED   APPRECIATION
    PORTFOLIO                                 INCOME (LOSS)   GAIN (LOSS)   (DEPRECIATION)
    --------------------------------------------------------------------------------------
    California Limited                            $4,470        $(4,327)       $  (143)
    Florida Limited                                2,274          1,994         (4,268)
    Massachusetts Limited                          5,595           (178)        (5,417)
    New Jersey Limited                             4,024         (1,032)        (2,992)
    New York Limited                               7,172         (1,028)        (6,144)
    Ohio Limited                                      (8)            (3)            11
    Pennsylvania Limited                           3,473              8         (3,481)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios'

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 99,084            0.46%
    Florida Limited Portfolio                  178,249            0.46%
    Massachusetts Limited Portfolio            182,856            0.46%
    New Jersey Limited Portfolio               165,087            0.46%
    New York Limited Portfolio                 245,333            0.46%
    Ohio Limited Portfolio                      78,577            0.45%
    Pennsylvania Limited Portfolio             171,095            0.46%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2002, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.
3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2002 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,037,155
    Sales                                       1,866,246

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,101,723
    Sales                                       5,628,478

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,689,843
    Sales                                       2,981,425

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,606,635
    Sales                                       5,996,315
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,841,359
    Sales                                       5,603,183
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,878,853
    Sales                                       3,239,500
    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $12,160,454
    Sales                                       7,313,215

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2002, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,554,531
    -----------------------------------------------------
    Gross unrealized appreciation             $   759,620
    Gross unrealized depreciation                (207,991)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   551,629
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,687,103
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,253,610
    Gross unrealized depreciation                (491,616)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   761,994
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $41,818,528
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,093,153
    Gross unrealized depreciation                (744,279)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   348,874
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $37,174,823
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,181,441
    Gross unrealized depreciation                (471,017)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   710,424
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $53,577,993
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,822,577
    Gross unrealized depreciation                (583,222)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,239,355
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,926,556
    -----------------------------------------------------
    Gross unrealized appreciation             $   500,783
    Gross unrealized depreciation                (473,209)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    27,574
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,348,775
    -----------------------------------------------------
    Gross unrealized appreciation             $   792,956
    Gross unrealized depreciation                (443,507)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   349,449
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at March 31, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    California                      6/02        15 U.S. Treasury Bond     Short          $17,985
    Florida                         6/02        19 U.S. Treasury Bond     Short           97,994
    Massachusetts                   6/02        18 U.S. Treasury Bond     Short             (895)
    New Jersey                      6/02        22 U.S. Treasury Bond     Short           (1,930)
    New York                        6/02        15 U.S. Treasury Bond     Short              163
    Ohio                            6/02        10 U.S. Treasury Bond     Short             (832)
    Pennsylvania                    6/02        27 U.S. Treasury Bond     Short           47,913

   At March 31, 2002, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open futures contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (collectively "the Portfolios") as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the above named portfolios as of March 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 3, 2002

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED)

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust, (the Trust), California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio) are responsible for the overall management and supervision of the Funds' and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)  Trustee         Trustee since     President and Chief              167
Age 42                                    1998              Executive Officer of
The Eaton Vance Building                                    National Financial
255 State Street                                            Partners (financial
Boston, MA 02109                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            advisor) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co., a
                                                            registered investment
                                                            advisor (July 1997 to
                                                            April 1999). Executive
                                                            Vice President of Smith
                                                            Barney Mutual Funds
                                                            (July 1994 to June
                                                            1997).
James B. Hawkes(2)        Vice President  Vice President    Chairman, President and          172           Director of EVC, EV and
Age 60                    and Trustee     and Trustee of    Chief Executive Officer                                 EVD.
The Eaton Vance Building                  Trust since 1985  of BMR, EVM and their
255 State Street Boston,                  and of            corporate parent, Eaton
MA 02109                                  Portfolios since  Vance Corp. (EVC), and
                                          1992              corporate trustee,
                                                            Eaton Vance, Inc. (EV);
                                                            Vice President of EVD.
                                                            President or officer of
                                                            172 funds managed by
                                                            EVM or its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Funds and the Portfolios because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Funds and the Portfolios because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Funds and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED) CONT'D

NONINTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee of Trust  President of Dwight              172           Trustee/Director of the
Age 70                                    since 1986 and    Partners, Inc.                                 Royce Funds (consisting
The Eaton Vance Building                  of Portfolios     (corporate relations                           of 17 portfolios).
255 State Street                          since 1992        and communications
Boston, MA 02109                                            company).
Samuel L. Hayes, III      Trustee         Trustee of Trust  Jacob H. Schiff                  172           Director of Tiffany &
Age 67                                    since 1986 and    Professor of Investment                        Co.; Director of
The Eaton Vance Building                  of Portfolios     Banking Emeritus,                              Telect, Inc.
255 State Street                          since 1992        Harvard University
Boston, MA 02109                                            Graduate School of
                                                            Business
                                                            Administration.
Norton H. Reamer          Trustee         Trustee of Trust  Chairman and Chief               172
Age 66                                    since 1985 and    Operating Officer,
The Eaton Vance Building                  of Portfolios     Hellman, Jordan
255 State Street                          since 1992        Management Co., Inc.
Boston, MA 02109                                            (an investment
                                                            management company).
                                                            President, Unicorn
                                                            Corporation (an
                                                            investment and
                                                            financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).
Lynn A. Stout             Trustee         Trustee since     Professor of Law,                167
Age 44                                    1998              University of
The Eaton Vance Building                                    California at Los
255 State Street                                            Angeles School of Law
Boston, MA 02109                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.
Jack L. Treynor           Trustee         Trustee of Trust  Investment Adviser and           169
Age 72                                    since 1985 and    Consultant.
The Eaton Vance Building                  of Portfolios
255 State Street                          since 1992
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2002

MANAGEMENT AND ORGANIZATION (UNAUDITED) CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
     NAME, ADDRESS           WITH THE TRUST           OFFICE AND       PRINCIPAL OCCUPATION(S)
        AND AGE              AND PORTFOLIOS      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
William H. Ahern          Vice President of      Vice President of     Vice President of EVM
Age 42                    Massachusetts          Massachusetts         and BMR. Officer of 34
The Eaton Vance Building  Limited, New Jersey    Limited, and New      investment companies
255 State Street          Limited, New York      York Limited          managed by EVM or BMR.
Boston, MA 02109          Limited and Ohio       Portfolios since
                          Limited Portfolios     1997 and New Jersey
                                                 Limited and Ohio
                                                 Limited Portfolios
                                                 since 1995
Cynthia J. Clemson        Vice President of      Vice President of     Vice President of EVM
Age 39                    California Limited,    California Limited,   and BMR. Officer of 15
The Eaton Vance Building  Florida Limited, and   Florida Limited, and  investment companies
255 State Street          Pennsylvania Limited   Pennsylvania Limited  managed by EVM or BMR.
Boston, MA 02109          Portfolios             Portfolios since
                                                 1997, 1998, and
                                                 2000, respectively
Thomas J. Fetter          President              President of Trust    Vice President of EVM
Age 58                                           since 1990 and of     and BMR. Officer of 112
The Eaton Vance Building                         Portfolios since      investment companies
255 State Street                                 1993                  managed by EVM or BMR.
Boston, MA 02109
Robert B. MacIntosh       Vice President         Vice President of     Vice President of EVM
Age 45                                           Trust since 1993 and  and BMR. Officer of 111
The Eaton Vance Building                         of Portfolios since   investment companies
255 State Street                                 1993                  managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner            Secretary              Secretary since       Vice President,
Age 61                                           1997                  Secretary and Chief
The Eaton Vance Building                                               Legal Officer of BMR,
255 State Street                                                       EVM and EVC; Vice
Boston, MA 02109                                                       President, Secretary
                                                                       and Clerk of EVD.
                                                                       Officer of 172 funds
                                                                       managed by EVM and its
                                                                       affiliates.
James L. O'Connor         Treasurer              Treasurer of Trust    Vice President of BMR
Age 56                                           since 1988 and of     and EVM; Vice President
The Eaton Vance Building                         Portfolios since      of EVD, Treasurer of
255 State Street                                 1992                  172 funds managed by
Boston, MA 02109                                                       EVM and
                                                                       its affiliates.
----------------------------------------------------------------------------------------------

    The statement of additional information for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATONVANCE LIMITED MATURITY MUNICIPALS FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                           For more information about
              Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE INVESTMENT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please
       read the prospectus carefully before you invest or send
                                money.

442-5/02                                                                 7LTFSRC